John Hancock
Multifactor ETFs
Quarterly portfolio holdings 1/31/2023

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$473,260,858
(Cost $436,374,597)
Australia - 7.7%		36,647,447
Allkem, Ltd. (A)	26,488	242,269
Ampol, Ltd.	25,060	538,409
ANZ Group Holdings, Ltd.	63,909	1,129,890
APA Group	75,994	565,479
Aristocrat Leisure, Ltd.	16,517	395,250
ASX, Ltd.	4,823	234,396
BHP Group, Ltd.	104,447	3,634,298
BlueScope Steel, Ltd.	62,619	845,425
Brambles, Ltd.	84,670	715,356
carsales.com, Ltd.	13,995	223,759
Cochlear, Ltd.	3,887	581,895
Coles Group, Ltd.	29,308	366,777
Commonwealth Bank of Australia	33,455	2,594,562
Computershare, Ltd.	34,059	569,992
CSL, Ltd.	9,517	1,998,971
Dexus	25,641	147,254
EBOS Group, Ltd.	574	15,951
Endeavour Group, Ltd.	76,264	356,292
Fortescue Metals Group, Ltd.	79,653	1,248,276
Goodman Group	23,647	332,757
IDP Education, Ltd.	9,093	199,910
IGO, Ltd.	15,300	157,081
Insurance Australia Group, Ltd.	143,223	494,518
Lendlease Corp., Ltd.	38,956	235,799
Macquarie Group, Ltd.	6,137	810,140
Medibank Private, Ltd.	210,719	436,541
Mineral Resources, Ltd.	10,929	684,938
Mirvac Group	94,544	151,228
National Australia Bank, Ltd.	57,490	1,287,824
Newcrest Mining, Ltd.	15,536	244,237
Northern Star Resources, Ltd.	75,846	670,733
Origin Energy, Ltd.	113,238	596,055
OZ Minerals, Ltd.	19,747	388,499
Pilbara Minerals, Ltd. (A)	97,542	326,482
Qantas Airways, Ltd. (A)	52,896	236,312
QBE Insurance Group, Ltd.	91,847	889,253
Ramsay Health Care, Ltd.	11,490	539,384
REA Group, Ltd.	2,590	229,262
Reece, Ltd.	8,812	99,909
Rio Tinto, Ltd.	15,871	1,416,279
Santos, Ltd.	132,498	663,823
Scentre Group	121,686	261,525
SEEK, Ltd.	9,082	154,935
Sonic Healthcare, Ltd.	57,986	1,290,354
South32, Ltd.	113,835	364,171
Stockland	69,318	191,961
Suncorp Group, Ltd.	77,517	684,418
Telstra Corp., Ltd.	109,950	316,103
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
The GPT Group	45,931	$147,262
The Lottery Corp., Ltd. (A)	133,976	443,709
TPG Telecom, Ltd.	19,746	67,066
Transurban Group	35,062	341,196
Treasury Wine Estates, Ltd.	43,150	441,490
Vicinity, Ltd.	93,677	135,980
Wesfarmers, Ltd.	21,360	747,298
Westpac Banking Corp.	78,713	1,315,633
WiseTech Global, Ltd.	3,802	162,191
Woodside Energy Group, Ltd.	46,884	1,197,915
Woolworths Group, Ltd.	31,174	792,561
Yancoal Australia, Ltd.	23,182	96,214
Austria - 0.3%		1,305,882
ANDRITZ AG	1,983	118,019
BAWAG Group AG (A)(B)	738	45,405
CA Immobilien Anlagen AG	1,140	35,410
Erste Group Bank AG	7,971	300,827
EVN AG	1,299	27,341
OMV AG	4,114	204,858
Raiffeisen Bank International AG (A)	4,661	83,322
Strabag SE	432	18,204
Telekom Austria AG (A)	2,716	18,200
Verbund AG	955	80,952
voestalpine AG	11,308	373,344
Belgium - 0.9%		4,506,996
Ackermans & van Haaren NV	2,151	371,205
Ageas SA/NV	21,571	1,048,601
Anheuser-Busch InBev SA/NV	23,880	1,428,752
D’ieteren Group	250	47,488
Elia Group SA/NV	349	48,819
Etablissements Franz Colruyt NV (C)	3,702	97,659
KBC Group NV	8,072	594,901
Proximus SADP	11,171	114,189
Solvay SA	2,925	338,795
UCB SA	1,200	98,240
Umicore SA	5,613	211,104
Warehouses De Pauw CVA	3,398	107,243
Chile - 0.1%		571,868
Antofagasta PLC	26,812	571,868
Denmark - 2.7%		12,783,832
AP Moller - Maersk A/S, Series A	92	194,885
AP Moller - Maersk A/S, Series B	95	205,470
Carlsberg A/S, Class B	6,672	942,484
Coloplast A/S, B Shares	6,802	816,860
Danske Bank A/S	43,359	899,488
DSV A/S	5,349	879,292
Genmab A/S (A)	4,389	1,712,080
Novo Nordisk A/S, B Shares	33,892	4,665,852
Novozymes A/S, B Shares	14,938	773,964
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
Orsted A/S (B)	5,066	$447,448
Tryg A/S	18,550	423,819
Vestas Wind Systems A/S	28,332	822,190
Finland - 1.4%		6,627,279
Elisa OYJ	9,320	530,190
Fortum OYJ	13,168	197,570
Kesko OYJ, A Shares	8,503	196,237
Kesko OYJ, B Shares	18,452	428,250
Kone OYJ, Class B	10,015	544,275
Metso Outotec OYJ	47,861	546,564
Neste OYJ	11,300	537,898
Nokia OYJ	141,068	666,680
Nordea Bank ABP	72,862	849,242
Orion OYJ, Class A	1,368	73,246
Orion OYJ, Class B	6,600	352,590
Sampo OYJ, A Shares	8,215	429,768
Stora Enso OYJ, R Shares	57,083	811,824
UPM-Kymmene OYJ	12,820	462,945
France - 10.8%		51,618,536
Air Liquide SA	6,821	1,082,005
Airbus SE	13,320	1,661,297
AXA SA	50,315	1,563,655
BNP Paribas SA	24,671	1,685,339
Capgemini SE	9,701	1,832,170
Cie de Saint-Gobain	37,297	2,128,612
Cie Generale des Etablissements Michelin SCA	62,964	1,980,002
Credit Agricole SA	99,221	1,189,228
Danone SA	40,064	2,189,064
Dassault Systemes SE	15,530	574,468
Engie SA	143,736	2,032,480
EssilorLuxottica SA	5,814	1,060,170
Hermes International	653	1,215,907
Kering SA	1,489	922,572
Legrand SA	11,392	1,011,063
L’Oreal SA	3,936	1,616,047
LVMH Moet Hennessy Louis Vuitton SE	5,543	4,815,980
Orange SA	280,663	2,963,402
Pernod Ricard SA	7,793	1,607,235
Safran SA	15,164	2,170,596
Sanofi	21,310	2,075,298
Sartorius Stedim Biotech	1,103	382,014
Schneider Electric SE	8,879	1,430,255
Societe Generale SA	56,638	1,678,039
Teleperformance	3,104	859,630
Thales SA	4,674	616,250
TotalEnergies SE	103,239	6,388,752
Vinci SA	25,649	2,887,006
Germany - 7.1%		33,833,407
adidas AG	3,979	636,887
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Allianz SE	9,644	$2,295,871
BASF SE	24,706	1,405,994
Bayer AG	44,260	2,739,908
Bayerische Motoren Werke AG	7,660	775,594
Beiersdorf AG	4,144	502,266
Carl Zeiss Meditec AG, Bearer Shares	2,044	292,914
Continental AG	10,374	724,673
Daimler Truck Holding AG (A)	23,033	769,711
Delivery Hero SE (A)(B)	4,319	259,018
Deutsche Bank AG	139,707	1,852,305
Deutsche Boerse AG	5,142	917,249
Deutsche Post AG	23,662	1,011,992
Deutsche Telekom AG	82,447	1,831,125
E.ON SE	237,059	2,570,975
Fresenius Medical Care AG & Company KGaA	19,458	726,742
Fresenius SE & Company KGaA	38,378	1,105,782
Hannover Rueck SE	2,555	516,678
Hapag-Lloyd AG (B)(C)	782	170,368
Henkel AG & Company KGaA	4,315	287,271
Infineon Technologies AG	16,033	573,137
Mercedes-Benz Group AG	41,363	3,061,454
Merck KGaA	1,449	300,653
MTU Aero Engines AG	784	194,815
Muenchener Rueckversicherungs-Gesellschaft AG	3,813	1,370,707
RWE AG	42,747	1,894,155
SAP SE	11,063	1,302,182
Siemens AG	9,451	1,466,762
Siemens Energy AG	23,644	490,974
Siemens Healthineers AG (B)	3,084	164,354
Symrise AG	6,761	715,775
Volkswagen AG	1,689	294,503
Vonovia SE	21,733	610,613
Hong Kong - 2.4%		11,459,333
AIA Group, Ltd.	329,124	3,718,026
BOC Hong Kong Holdings, Ltd.	96,795	337,734
Budweiser Brewing Company APAC, Ltd. (B)	26,700	84,134
Chow Tai Fook Jewellery Group, Ltd.	139,800	298,557
CK Asset Holdings, Ltd.	55,469	354,529
CK Hutchison Holdings, Ltd.	71,773	455,989
CK Infrastructure Holdings, Ltd.	43,929	244,064
CLP Holdings, Ltd.	47,571	353,207
Galaxy Entertainment Group, Ltd.	22,641	157,130
Hang Seng Bank, Ltd.	19,189	319,223
Henderson Land Development Company, Ltd.	93,398	344,945
Hong Kong & China Gas Company, Ltd.	110,065	110,366
Hong Kong Exchanges & Clearing, Ltd.	30,325	1,363,330
Link REIT	50,861	406,834
MTR Corp., Ltd.	41,913	224,041
Orient Overseas International, Ltd.	15,000	248,196
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Power Assets Holdings, Ltd.	95,573	$540,136
Sun Hung Kai Properties, Ltd.	39,162	555,064
Swire Properties, Ltd.	77,201	216,676
Techtronic Industries Company, Ltd.	45,077	578,519
Wharf Real Estate Investment Company, Ltd.	95,993	548,633
Ireland - 1.0%		4,741,101
CRH PLC	36,142	1,671,547
DCC PLC	5,792	328,432
Experian PLC	23,566	856,727
Flutter Entertainment PLC (A)	3,202	494,853
James Hardie Industries PLC, CHESS Depositary Interest	11,030	244,439
Kerry Group PLC, Class A	1,659	154,843
Kingspan Group PLC	9,507	607,115
Smurfit Kappa Group PLC	9,180	383,145
Israel - 0.4%		2,013,014
Azrieli Group, Ltd.	391	25,007
Bank Hapoalim BM	30,620	273,816
Bank Leumi Le-Israel BM	62,356	547,326
CyberArk Software, Ltd. (A)	317	44,659
Elbit Systems, Ltd.	533	89,048
ICL Group, Ltd.	18,841	148,309
Israel Discount Bank, Ltd., Class A	44,243	224,579
Mizrahi Tefahot Bank, Ltd.	4,260	139,804
Nice, Ltd. (A)	643	132,305
Teva Pharmaceutical Industries, Ltd. (A)	31,697	335,275
Wix.com, Ltd. (A)	476	41,402
ZIM Integrated Shipping Services, Ltd. (C)	606	11,484
Italy - 2.2%		10,556,846
Amplifon SpA	7,548	207,151
Assicurazioni Generali SpA	24,212	470,688
Davide Campari-Milano NV	22,695	242,240
DiaSorin SpA	1,310	169,660
Enel SpA	163,226	955,671
Eni SpA	108,208	1,661,253
Ferrari NV	3,085	766,921
FinecoBank Banca Fineco SpA	29,117	520,190
Infrastrutture Wireless Italiane SpA (B)	13,451	146,742
Intesa Sanpaolo SpA	366,869	960,236
Mediobanca Banca di Credito Finanziario SpA	59,294	634,689
Moncler SpA	12,881	800,194
Nexi SpA (A)(B)	6,142	53,764
Poste Italiane SpA (B)	22,463	238,739
PRADA SpA	32,300	206,239
Prysmian SpA	10,309	418,734
Recordati Industria Chimica e Farmaceutica SpA	6,752	294,274
Snam SpA	53,652	272,348
Terna - Rete Elettrica Nazionale	61,394	483,541
UniCredit SpA	48,409	940,244
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
UnipolSai Assicurazioni SpA (C)	42,766	$113,328
Japan - 23.1%		110,592,671
Acom Company, Ltd.	17,500	43,466
Advantest Corp.	10,100	714,522
Aeon Company, Ltd. (C)	17,200	351,486
AGC, Inc.	24,300	890,380
Aisin Corp.	21,100	613,311
Ajinomoto Company, Inc.	13,200	433,724
ANA Holdings, Inc. (A)	7,500	165,491
Asahi Group Holdings, Ltd.	8,100	266,709
Asahi Intecc Company, Ltd.	8,600	149,588
Asahi Kasei Corp.	57,800	436,639
Astellas Pharma, Inc.	19,900	292,658
Azbil Corp.	1,800	50,383
Bandai Namco Holdings, Inc.	4,801	319,562
BayCurrent Consulting, Inc.	6,500	273,405
Bridgestone Corp.	25,400	944,358
Brother Industries, Ltd.	14,000	216,387
Canon, Inc.	21,100	469,394
Capcom Company, Ltd.	9,700	313,276
Central Japan Railway Company	4,444	541,297
Chubu Electric Power Company, Inc.	40,700	437,530
Chugai Pharmaceutical Company, Ltd.	11,900	307,280
Concordia Financial Group, Ltd.	76,900	337,060
Cosmos Pharmaceutical Corp.	700	68,253
CyberAgent, Inc.	25,800	239,262
Dai Nippon Printing Company, Ltd.	19,324	454,700
Daifuku Company, Ltd.	4,900	267,146
Dai-ichi Life Holdings, Inc.	26,300	615,005
Daiichi Sankyo Company, Ltd.	19,800	618,764
Daikin Industries, Ltd.	5,647	975,724
Daito Trust Construction Company, Ltd.	3,886	383,087
Daiwa House Industry Company, Ltd.	26,600	636,338
Daiwa House REIT Investment Corp.	51	110,906
Daiwa Securities Group, Inc.	86,100	405,192
Denso Corp.	9,700	520,038
Dentsu Group, Inc.	24,200	775,062
Disco Corp.	1,898	564,824
East Japan Railway Company	8,600	478,788
Eisai Company, Ltd.	2,872	176,942
ENEOS Holdings, Inc.	223,400	795,716
FANUC Corp.	1,970	346,979
Fast Retailing Company, Ltd.	1,419	855,688
Fuji Electric Company, Ltd.	11,593	465,342
FUJIFILM Holdings Corp.	9,900	520,408
Fujitsu, Ltd.	3,500	498,174
GLP J-REIT	101	113,935
GMO Payment Gateway, Inc.	2,800	256,219
Hakuhodo DY Holdings, Inc.	11,100	119,070
Hamamatsu Photonics KK	7,300	387,327
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Hankyu Hanshin Holdings, Inc.	20,300	$601,765
Hikari Tsushin, Inc.	541	76,837
Hirose Electric Company, Ltd.	1,005	130,064
Hitachi Construction Machinery Company, Ltd.	8,600	201,369
Hitachi, Ltd.	37,500	1,955,669
Honda Motor Company, Ltd.	44,454	1,096,267
Hoshizaki Corp.	4,200	150,340
Hoya Corp.	10,200	1,113,768
Hulic Company, Ltd.	41,300	337,908
Ibiden Company, Ltd.	5,100	196,478
Idemitsu Kosan Company, Ltd.	27,859	690,878
Iida Group Holdings Company, Ltd.	8,700	144,504
Inpex Corp.	49,300	538,321
Isuzu Motors, Ltd.	75,700	951,744
ITOCHU Corp.	66,900	2,151,891
Itochu Techno-Solutions Corp.	6,100	150,336
Japan Airlines Company, Ltd. (A)	14,100	298,166
Japan Exchange Group, Inc.	20,900	318,052
Japan Metropolitan Fund Investment Corp.	169	130,345
Japan Post Bank Company, Ltd. (C)	8,000	70,991
Japan Post Holdings Company, Ltd.	39,100	342,758
Japan Post Insurance Company, Ltd.	11,700	208,188
Japan Real Estate Investment Corp.	37	158,476
Japan Tobacco, Inc.	49,900	1,018,759
JFE Holdings, Inc.	61,400	805,950
JSR Corp.	7,700	171,710
Kajima Corp.	36,100	442,488
Kakaku.com, Inc.	3,700	61,171
Kansai Paint Company, Ltd.	6,900	96,460
Kao Corp.	12,800	517,335
Kawasaki Kisen Kaisha, Ltd. (C)	8,400	174,014
KDDI Corp.	39,400	1,229,764
Keio Corp.	4,370	159,786
Keisei Electric Railway Company, Ltd.	6,400	186,028
Keyence Corp.	1,770	806,841
Kikkoman Corp.	1,500	78,896
Kintetsu Group Holdings Company, Ltd.	6,800	220,924
Kirin Holdings Company, Ltd.	8,000	122,973
Kobayashi Pharmaceutical Company, Ltd.	1,400	100,227
Kobe Bussan Company, Ltd.	7,900	226,591
Koei Tecmo Holdings Company, Ltd. (C)	5,800	104,988
Koito Manufacturing Company, Ltd.	10,400	174,340
Komatsu, Ltd.	36,500	885,520
Konami Group Corp.	5,500	269,407
Kose Corp.	1,000	109,577
Kubota Corp.	22,300	332,327
Kyocera Corp.	8,100	417,691
Kyowa Kirin Company, Ltd.	2,900	64,447
Lasertec Corp.	2,100	412,265
Lixil Corp.	39,300	673,913
M3, Inc.	10,000	269,676
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Makita Corp.	2,500	$66,131
Marubeni Corp.	69,500	847,874
MatsukiyoCocokara & Company	2,200	109,454
Mazda Motor Corp.	53,000	424,668
MEIJI Holdings Company, Ltd.	13,500	695,528
MINEBEA MITSUMI, Inc.	35,500	612,300
MISUMI Group, Inc.	16,200	402,991
Mitsubishi Chemical Group Corp.	132,000	737,016
Mitsubishi Corp.	33,200	1,106,965
Mitsubishi Electric Corp.	36,000	394,756
Mitsubishi Estate Company, Ltd.	20,300	260,921
Mitsubishi HC Capital, Inc.	95,300	485,129
Mitsubishi Heavy Industries, Ltd.	9,000	351,571
Mitsubishi Motors Corp. (A)(C)	57,400	220,251
Mitsubishi UFJ Financial Group, Inc.	282,770	2,071,552
Mitsui & Company, Ltd.	37,800	1,110,354
Mitsui Chemicals, Inc.	21,800	510,446
Mitsui Fudosan Company, Ltd.	17,300	323,398
Mitsui O.S.K. Lines, Ltd. (C)	20,800	512,623
Mizuho Financial Group, Inc.	50,300	784,215
MonotaRO Company, Ltd.	13,000	195,332
MS&AD Insurance Group Holdings, Inc.	12,000	383,775
Murata Manufacturing Company, Ltd.	11,700	665,230
NEC Corp.	15,003	539,344
Nexon Company, Ltd.	3,800	91,315
NGK Insulators, Ltd.	16,600	228,618
Nidec Corp.	8,600	474,159
Nihon M&A Center Holdings, Inc.	15,600	157,505
Nintendo Company, Ltd.	21,170	915,693
Nippon Building Fund, Inc.	38	165,681
Nippon Express Holdings, Inc.	9,900	571,717
Nippon Paint Holdings Company, Ltd.	10,500	95,032
Nippon Prologis REIT, Inc.	53	119,942
Nippon Sanso Holdings Corp.	16,200	262,474
Nippon Shinyaku Company, Ltd.	1,500	76,935
Nippon Steel Corp.	37,100	768,845
Nippon Telegraph & Telephone Corp.	34,166	1,022,524
Nippon Yusen KK (C)	26,700	631,339
Nissan Chemical Corp.	8,000	375,255
Nissan Motor Company, Ltd.	66,300	236,201
Nisshin Seifun Group, Inc.	8,300	103,714
Nissin Foods Holdings Company, Ltd.	2,316	180,942
Nitori Holdings Company, Ltd.	2,201	289,416
Nitto Denko Corp.	13,894	893,182
Nomura Holdings, Inc.	151,000	601,120
Nomura Real Estate Master Fund, Inc.	113	131,990
Nomura Research Institute, Ltd.	9,400	224,076
NTT Data Corp.	15,000	231,035
Obayashi Corp.	53,800	416,185
Obic Company, Ltd.	1,100	175,516
Odakyu Electric Railway Company, Ltd.	13,600	177,994
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Oji Holdings Corp.	78,400	$323,137
Olympus Corp.	30,200	563,964
Omron Corp.	2,000	114,730
Ono Pharmaceutical Company, Ltd.	7,465	162,078
Oracle Corp. Japan	1,400	95,382
Oriental Land Company, Ltd.	2,100	348,479
ORIX Corp.	34,400	601,792
Osaka Gas Company, Ltd.	34,300	552,566
Otsuka Corp.	7,100	232,308
Otsuka Holdings Company, Ltd.	7,300	233,407
Pan Pacific International Holdings Corp.	18,800	346,089
Panasonic Holdings Corp.	65,504	604,443
Rakuten Group, Inc.	9,300	46,985
Recruit Holdings Company, Ltd.	24,000	764,781
Renesas Electronics Corp. (A)	21,300	217,758
Resona Holdings, Inc.	146,500	809,076
Ricoh Company, Ltd.	38,900	300,623
Rohm Company, Ltd.	5,400	428,944
SBI Holdings, Inc.	22,100	466,149
SCSK Corp.	8,100	131,299
Secom Company, Ltd.	2,261	134,240
Seiko Epson Corp.	41,700	643,561
Sekisui Chemical Company, Ltd.	49,300	687,307
Sekisui House, Ltd. (C)	34,700	654,002
Seven & i Holdings Company, Ltd.	20,000	942,289
SG Holdings Company, Ltd.	19,300	296,524
Sharp Corp. (C)	11,500	94,975
Shimadzu Corp.	18,000	549,502
Shimano, Inc.	1,286	227,345
Shimizu Corp.	48,200	269,456
Shin-Etsu Chemical Company, Ltd.	5,798	850,451
Shionogi & Company, Ltd.	3,071	146,011
Shiseido Company, Ltd.	4,177	215,619
SMC Corp.	645	324,124
SoftBank Corp.	49,300	563,531
SoftBank Group Corp.	27,536	1,300,943
Sompo Holdings, Inc.	13,800	592,664
Sony Group Corp.	23,600	2,101,488
Square Enix Holdings Company, Ltd.	5,200	245,115
Subaru Corp.	17,400	285,194
SUMCO Corp.	17,700	259,964
Sumitomo Chemical Company, Ltd.	141,800	541,925
Sumitomo Corp.	29,700	530,533
Sumitomo Electric Industries, Ltd.	47,400	566,598
Sumitomo Metal Mining Company, Ltd.	26,300	1,061,343
Sumitomo Mitsui Financial Group, Inc.	31,100	1,351,664
Sumitomo Mitsui Trust Holdings, Inc.	18,875	687,248
Sumitomo Realty & Development Company, Ltd.	5,300	128,623
Suntory Beverage & Food, Ltd.	7,000	235,765
Suzuki Motor Corp.	10,300	383,265
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Sysmex Corp.	3,748	$246,735
T&D Holdings, Inc.	39,200	626,079
Taisei Corp.	15,761	542,960
Taiyo Yuden Company, Ltd.	4,900	164,847
Takeda Pharmaceutical Company, Ltd.	43,447	1,366,436
TDK Corp.	17,100	605,525
Terumo Corp.	7,900	228,595
The Chiba Bank, Ltd.	58,300	439,789
The Kansai Electric Power Company, Inc.	92,400	886,733
TIS, Inc.	11,500	329,847
Tobu Railway Company, Ltd.	7,900	184,978
Toho Company, Ltd.	4,200	154,539
Tokio Marine Holdings, Inc.	50,400	1,051,833
Tokyo Century Corp.	5,600	195,717
Tokyo Electric Power Company Holdings, Inc. (A)	64,900	242,043
Tokyo Electron, Ltd.	3,157	1,096,557
Tokyo Gas Company, Ltd.	45,700	955,502
Tokyu Corp.	32,000	410,443
TOPPAN, Inc.	21,900	351,458
Toray Industries, Inc.	140,500	859,779
Toshiba Corp.	4,800	164,583
Tosoh Corp.	21,900	285,444
TOTO, Ltd.	9,400	362,859
Toyo Suisan Kaisha, Ltd.	1,500	61,940
Toyota Industries Corp.	4,300	260,225
Toyota Motor Corp.	239,840	3,497,686
Toyota Tsusho Corp.	10,000	419,855
Trend Micro, Inc.	8,800	432,404
Unicharm Corp.	10,500	399,669
USS Company, Ltd.	15,000	245,800
Welcia Holdings Company, Ltd. (C)	4,700	104,846
West Japan Railway Company	12,681	529,980
Yakult Honsha Company, Ltd.	3,500	249,221
Yamaha Corp.	4,766	183,977
Yamaha Motor Company, Ltd.	42,200	1,033,542
Yamato Holdings Company, Ltd.	27,700	482,239
Yaskawa Electric Corp.	14,200	549,241
Z Holdings Corp.	41,900	119,696
ZOZO, Inc.	10,000	257,603
Luxembourg - 0.3%		1,627,609
ArcelorMittal SA	46,424	1,429,877
Tenaris SA	11,204	197,732
Macau - 0.1%		242,218
Sands China, Ltd. (A)	64,800	242,218
Malaysia - 0.1%		290,134
Lynas Rare Earths, Ltd. (A)	43,849	290,134
Mexico - 0.0%		96,420
Fresnillo PLC	9,535	96,420
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands - 4.4%		$21,145,602
Adyen NV (A)(B)	301	450,339
Argenx SE (A)	436	164,311
Argenx SE, Additional Offering (A)	47	17,712
ASM International NV	2,354	787,932
ASML Holding NV	8,534	5,585,108
Heineken Holding NV	9,162	752,747
Heineken NV	5,208	517,764
ING Groep NV	90,807	1,306,925
JDE Peet’s NV	4,790	143,268
Koninklijke Ahold Delhaize NV	80,565	2,396,122
Koninklijke DSM NV	4,795	612,936
Koninklijke Philips NV	25,342	435,299
Prosus NV (A)	12,770	1,023,799
QIAGEN NV (A)	9,390	455,341
Stellantis NV	130,452	2,036,754
Universal Music Group NV	25,713	655,414
Wolters Kluwer NV	34,972	3,803,831
New Zealand - 0.1%		696,276
Auckland International Airport, Ltd. (A)	20,270	111,346
Contact Energy, Ltd.	6,092	30,551
Fisher & Paykel Healthcare Corp., Ltd.	9,566	156,158
Infratil, Ltd.	5,156	29,589
Mainfreight, Ltd.	1,164	53,747
Meridian Energy, Ltd.	27,774	95,668
Spark New Zealand, Ltd.	45,945	154,547
Xero, Ltd. (A)	1,195	64,670
Norway - 0.6%		2,980,287
Adevinta ASA (A)	2,001	17,049
Aker ASA, A Shares	915	65,820
Aker BP ASA	10,789	327,507
DNB Bank ASA	23,014	428,449
Equinor ASA	29,106	883,823
Gjensidige Forsikring ASA	2,083	37,309
Kongsberg Gruppen ASA	2,699	107,006
Mowi ASA	6,744	124,269
Norsk Hydro ASA	33,828	272,094
Orkla ASA	12,119	90,296
Salmar ASA	631	29,212
Schibsted ASA, A Shares	870	18,901
Schibsted ASA, B Shares	1,421	29,535
Telenor ASA	16,801	175,525
TOMRA Systems ASA	5,642	98,930
Var Energi ASA (C)	3,939	11,926
Yara International ASA	5,935	262,636
Portugal - 0.3%		1,225,785
EDP - Energias de Portugal SA	72,070	356,762
Galp Energia SGPS SA	51,563	704,200
Jeronimo Martins SGPS SA	7,611	164,823
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore - 1.7%		$8,082,503
CapitaLand Ascendas REIT	61,492	134,741
CapitaLand Integrated Commercial Trust	116,259	189,291
Capitaland Investment, Ltd.	37,700	113,586
City Developments, Ltd.	46,800	295,538
DBS Group Holdings, Ltd.	42,212	1,149,441
Genting Singapore, Ltd.	465,200	350,400
Grab Holdings, Ltd., Class A (A)	93,237	353,368
Great Eastern Holdings, Ltd.	5,700	82,398
Jardine Cycle & Carriage, Ltd.	11,900	262,925
Keppel Corp., Ltd.	107,300	616,362
Mapletree Logistics Trust (C)	64,400	82,806
Mapletree Pan Asia Commercial Trust	50,300	69,651
Oversea-Chinese Banking Corp., Ltd.	109,368	1,075,915
Sea, Ltd., ADR (A)	3,667	236,338
Singapore Airlines, Ltd. (C)	56,700	255,384
Singapore Exchange, Ltd.	64,900	455,265
Singapore Technologies Engineering, Ltd.	88,200	246,948
Singapore Telecommunications, Ltd.	184,500	352,338
United Overseas Bank, Ltd.	66,024	1,498,456
Wilmar International, Ltd.	84,400	261,352
Spain - 2.9%		13,740,087
Aena SME SA (A)(B)	4,148	619,429
Amadeus IT Group SA (A)	21,346	1,337,649
Banco Bilbao Vizcaya Argentaria SA	244,332	1,715,001
Banco Santander SA	421,453	1,466,074
CaixaBank SA	114,903	507,523
Cellnex Telecom SA (A)(B)	6,145	239,455
Corp. ACCIONA Energias Renovables SA	7,803	317,961
EDP Renovaveis SA	1,891	40,961
Endesa SA	18,844	373,905
Ferrovial SA	28,590	839,597
Iberdrola SA	119,990	1,400,236
Iberdrola SA, Interim Shares (A)	1,999	23,328
Industria de Diseno Textil SA	31,081	966,083
Naturgy Energy Group SA (C)	9,297	262,522
Repsol SA	169,272	2,774,113
Telefonica SA	226,099	856,250
Sweden - 2.9%		14,067,327
Alfa Laval AB	3,220	100,569
Assa Abloy AB, B Shares	10,823	253,679
Atlas Copco AB, A Shares	68,492	806,873
Atlas Copco AB, B Shares	39,458	413,582
Axfood AB	4,548	116,808
Beijer Ref AB (C)	7,076	108,609
Boliden AB	31,613	1,411,591
Castellum AB	14,743	201,083
Electrolux AB, B Shares (C)	37,153	523,630
Epiroc AB, A Shares	16,843	326,410
Epiroc AB, B Shares	9,559	158,818
EQT AB	2,673	59,716
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Essity AB, B Shares	12,496	$325,475
Evolution AB (B)	2,123	237,286
Fastighets AB Balder, B Shares (A)	15,273	78,117
Getinge AB, B Shares	8,732	195,661
Hennes & Mauritz AB, B Shares (C)	19,762	241,830
Hexagon AB, B Shares	22,593	257,332
Holmen AB, B Shares	5,691	233,624
Husqvarna AB, B Shares	53,605	453,424
Indutrade AB	16,163	356,612
Lifco AB, B Shares	8,674	158,198
Nibe Industrier AB, B Shares	15,576	167,144
Sagax AB, B Shares	5,376	133,042
Sandvik AB	29,785	612,780
Skandinaviska Enskilda Banken AB, A Shares	33,004	397,663
Skandinaviska Enskilda Banken AB, C Shares	305	4,096
Skanska AB, B Shares	32,492	570,405
SKF AB, B Shares	34,636	609,863
Svenska Cellulosa AB SCA, B Shares	16,916	233,791
Svenska Handelsbanken AB, A Shares	38,342	398,625
Svenska Handelsbanken AB, B Shares (C)	1,521	19,060
Sweco AB, B Shares	7,611	82,218
Swedbank AB, A Shares	25,187	482,098
Swedish Orphan Biovitrum AB (A)	7,174	159,243
Tele2 AB, B Shares	47,990	413,446
Telefonaktiebolaget LM Ericsson, B Shares	49,794	287,165
Telia Company AB	91,946	236,939
Trelleborg AB, B Shares	16,588	412,886
Volvo AB, A Shares	13,656	282,516
Volvo AB, B Shares	74,511	1,472,101
Volvo Car AB, B Shares (A)	14,802	73,319
Switzerland - 10.6%		50,649,042
ABB, Ltd.	166,889	5,767,321
Accelleron Industries AG (A)	8,349	196,014
Alcon, Inc.	30,626	2,288,741
Chocoladefabriken Lindt & Spruengli AG	6	672,000
Cie Financiere Richemont SA, A Shares	12,505	1,910,968
Coca-Cola HBC AG (A)	19,166	462,821
Givaudan SA	449	1,444,619
Glencore PLC	471,034	3,138,363
Holcim, Ltd. (A)	35,041	2,077,097
Kuehne + Nagel International AG	3,179	752,926
Lonza Group AG	1,444	816,656
Nestle SA	51,244	6,217,884
Novartis AG	47,505	4,263,687
Partners Group Holding AG	1,498	1,392,427
Roche Holding AG	13,265	4,118,467
Roche Holding AG, Bearer Shares	909	330,653
Schindler Holding AG	1,015	203,718
Schindler Holding AG, Participation Certificates	2,075	438,940
Sika AG	8,991	2,532,648
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Sonova Holding AG	1,650	$409,290
STMicroelectronics NV	53,196	2,490,616
Straumann Holding AG	4,543	588,179
Swiss Re AG	23,152	2,408,060
Swisscom AG	3,514	2,065,371
UBS Group AG	87,145	1,843,917
Zurich Insurance Group AG	3,693	1,817,659
United Arab Emirates - 0.0%		98
NMC Health PLC (A)	5,181	98
United Kingdom - 14.9%		71,123,159
3i Group PLC	95,179	1,845,503
Admiral Group PLC	20,666	559,722
Anglo American PLC	50,861	2,170,547
Ashtead Group PLC	19,874	1,300,170
Associated British Foods PLC	18,825	430,136
AstraZeneca PLC	14,725	1,919,749
Auto Trader Group PLC (B)	60,703	468,566
Aviva PLC	159,882	896,957
BAE Systems PLC	36,033	380,078
Barclays PLC	443,760	1,015,268
BP PLC	658,229	3,961,374
British American Tobacco PLC	42,396	1,615,917
BT Group PLC	893,500	1,371,134
Bunzl PLC	15,093	551,855
Burberry Group PLC	34,668	1,050,349
CNH Industrial NV	25,923	454,682
Coca-Cola Europacific Partners PLC	13,950	775,700
Compass Group PLC	31,197	741,632
Croda International PLC	6,152	521,527
Diageo PLC	51,722	2,241,358
Entain PLC	27,603	505,823
Ferguson PLC	11,170	1,562,157
GSK PLC	78,581	1,377,012
Haleon PLC (A)	217,488	868,177
Halma PLC	16,892	446,692
HSBC Holdings PLC	439,931	3,230,096
Imperial Brands PLC	60,014	1,500,568
Informa PLC	94,802	781,028
InterContinental Hotels Group PLC	6,237	429,835
Intertek Group PLC	10,929	584,606
JD Sports Fashion PLC	150,802	302,149
Legal & General Group PLC	348,392	1,089,419
Lloyds Banking Group PLC	1,672,312	1,082,508
London Stock Exchange Group PLC	5,990	546,140
M&G PLC	142,402	353,953
Melrose Industries PLC	268,754	470,487
Mondi PLC	47,249	885,902
National Grid PLC	93,876	1,184,600
NatWest Group PLC	237,593	900,902
Next PLC	11,832	964,002
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Ocado Group PLC (A)	7,146	$56,831
Pearson PLC	29,446	334,814
Phoenix Group Holdings PLC	38,807	306,144
Prudential PLC	27,098	446,862
Reckitt Benckiser Group PLC	8,430	598,820
RELX PLC	50,047	1,479,940
Rentokil Initial PLC	121,703	735,208
Rightmove PLC	49,149	355,057
Rio Tinto PLC	29,276	2,277,473
Rolls-Royce Holdings PLC (A)	297,349	387,078
Schroders PLC	63,140	371,479
Segro PLC	30,646	313,220
Severn Trent PLC	15,582	540,193
Shell PLC	247,230	7,225,617
Smith & Nephew PLC	16,789	230,355
Smiths Group PLC	25,547	543,157
Spirax-Sarco Engineering PLC	4,612	654,654
SSE PLC	60,980	1,293,874
St. James’s Place PLC	24,447	367,932
Standard Chartered PLC	193,963	1,621,846
Tesco PLC	437,091	1,323,194
The Sage Group PLC	64,471	616,548
Unilever PLC	56,637	2,864,684
United Utilities Group PLC	29,941	389,983
Vodafone Group PLC	799,931	917,041
Whitbread PLC	15,098	565,235
WPP PLC	83,280	967,640
United States - 0.0%		36,099

Carnival PLC (A)	3,820	36,099

PREFERRED SECURITIES - 0.6%		$2,890,013
(Cost $3,282,256)
Germany - 0.6%		2,890,013
Bayerische Motoren Werke AG	2,886	271,904
Henkel AG & Company KGaA	9,163	650,826
Porsche Automobil Holding SE	10,798	642,180
Sartorius AG	761	339,106
Volkswagen AG	7,152	985,997

SHORT-TERM INVESTMENTS - 0.1%		$407,660
(Cost $407,653)
Short-term funds - 0.1%		407,660
John Hancock Collateral Trust, 4.3787% (D)(E)	39,285	392,763

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.1717% (D)	14,897	14,897
Total investments (Multifactor Developed International ETF) (Cost $440,064,506) - 99.7%		$476,558,531
Other assets and liabilities, net - 0.3%		1,401,350
Total net assets - 100.0%		$477,959,881

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $3,760,241. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,586,396 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Industrials	17.8%
Financials	17.8%
Consumer discretionary	10.9%
Materials	10.1%
Health care	9.7%
Consumer staples	9.1%
Information technology	6.6%
Energy	6.1%
Communication services	5.1%
Utilities	4.4%
Real estate	2.0%
Short-term investments and other	0.4%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%		$716,143,299
(Cost $679,085,027)
Brazil - 4.2%		30,506,015
Ambev SA	334,900	898,513
Atacadao SA	40,600	131,175
B3 SA - Brasil Bolsa Balcao	441,000	1,122,541
Banco Bradesco SA	188,405	466,993
Banco BTG Pactual SA	79,648	338,212
Banco do Brasil SA	114,400	914,490
BB Seguridade Participacoes SA	120,000	890,434
Caixa Seguridade Participacoes S/A	39,100	66,735
CCR SA	206,400	476,733
Centrais Eletricas Brasileiras SA	74,537	595,101
Cia de Saneamento Basico do Estado de Sao Paulo	68,500	748,846
Cia Energetica de Minas Gerais	32,889	107,489
Cia Siderurgica Nacional SA	95,300	346,277
Cosan SA	80,100	262,729
CPFL Energia SA	38,500	251,653
Energisa SA	30,800	255,585
Eneva SA (A)	39,900	94,040
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Engie Brasil Energia SA	47,725	$368,849
Equatorial Energia SA	100,559	553,411
Hapvida Participacoes e Investimentos SA (A)(B)	271,963	275,090
Hypera SA	44,800	408,277
JBS SA	225,800	890,525
Klabin SA	105,700	401,504
Localiza Rent a Car SA	84,059	977,547
Localiza Rent a Car SA (A)	376	4,373
Lojas Renner SA	115,784	491,885
Magazine Luiza SA (A)	188,828	164,297
Natura & Company Holding SA	97,900	279,772
Neoenergia SA	44,700	132,218
Pagseguro Digital, Ltd., Class A (A)	18,675	188,431
Petro Rio SA (A)	53,000	438,245
Petroleo Brasileiro SA	639,600	3,700,835
Raia Drogasil SA	188,700	920,253
Rede D’Or Sao Luiz SA (B)	31,136	195,080
Rumo SA	138,290	499,223
Sendas Distribuidora SA	72,600	280,193
Suzano SA	99,665	907,496
Telefonica Brasil SA	68,000	558,536
TIM SA	170,100	393,892
TOTVS SA	30,400	179,542
Vale SA	426,200	7,911,334
Vibra Energia SA	181,800	587,736
WEG SA	110,500	829,925
Chile - 0.4%		3,028,556
Banco de Chile	4,165,079	453,576
Banco de Credito e Inversiones SA	8,095	243,184
Banco Santander Chile	9,925,774	415,841
Cencosud SA	272,460	487,693
Cia Sud Americana de Vapores SA	1,340,399	115,936
Empresas CMPC SA	191,898	328,838
Empresas COPEC SA	42,721	321,116
Enel Americas SA	2,577,466	340,049
Enel Chile SA	3,592,026	169,013
Falabella SA	66,205	153,310
China - 25.3%		184,570,574
Agricultural Bank of China, Ltd., H Shares	4,383,000	1,576,830
Aier Eye Hospital Group Company, Ltd., A Shares	67,362	327,591
Airtac International Group	16,743	568,788
Alibaba Group Holding, Ltd., ADR (A)	106,103	11,692,551
Aluminum Corp. of China, Ltd., H Shares	702,000	373,454
Anhui Conch Cement Company, Ltd., H Shares	246,000	932,086
Anhui Gujing Distillery Company, Ltd., A Shares	2,800	115,200
ANTA Sports Products, Ltd.	195,400	2,951,485
Asymchem Laboratories Tianjin Company, Ltd., Class A	1,920	45,351
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Avary Holding Shenzhen Company, Ltd., A Shares	22,900	$97,708
Baidu, Inc., ADR (A)	42,593	5,736,425
Bank of Beijing Company, Ltd., Class A	162,900	102,461
Bank of China, Ltd., H Shares	9,233,000	3,521,910
Bank of Communications Company, Ltd., H Shares	4,232,000	2,613,096
Bank of Hangzhou Company, Ltd., A Shares	45,300	87,289
Bank of Jiangsu Company, Ltd., Class A	116,500	127,932
Bank of Nanjing Company, Ltd., Class A	78,800	121,169
Bank of Ningbo Company, Ltd., A Shares	81,415	395,210
Bank of Shanghai Company, Ltd., A Shares	140,600	124,641
Baoshan Iron & Steel Company, Ltd., A Shares	272,600	249,324
Beijing Kingsoft Office Software, Inc., Class A	932	38,800
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,400	27,779
Bilibili, Inc., Class Z (A)	22,940	570,094
Bloomage Biotechnology Corp., Ltd., Class A	700	12,900
BOE Technology Group Company, Ltd., A Shares	565,500	333,093
BYD Company, Ltd., H Shares	66,000	2,062,882
Changchun High & New Technology Industry Group, Inc., A Shares	3,300	98,214
China CITIC Bank Corp., Ltd., H Shares	1,882,000	907,561
China Coal Energy Company, Ltd., H Shares	347,000	277,563
China Construction Bank Corp., H Shares	10,886,000	7,054,988
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	210,000	84,123
China Energy Engineering Corp., Ltd., H Shares	604,000	77,826
China Everbright Bank Company, Ltd., H Shares	633,000	201,887
China Galaxy Securities Company, Ltd., H Shares	341,500	183,852
China Hongqiao Group, Ltd.	403,500	466,376
China International Capital Corp., Ltd., H Shares (B)	287,200	640,457
China Jushi Company, Ltd., Class A	30,700	67,016
China Life Insurance Company, Ltd., H Shares	1,056,000	1,939,951
China Longyuan Power Group Corp., Ltd., H Shares	710,000	976,431
China Merchants Bank Company, Ltd., H Shares	469,000	3,042,482
China Merchants Securities Company, Ltd., H Shares (B)	140,740	153,514
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	48,100	105,711
China Minsheng Banking Corp., Ltd., H Shares (C)	1,208,500	451,730
China National Building Material Company, Ltd., H Shares	572,000	523,944
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	26,200	112,564
China Pacific Insurance Group Company, Ltd., H Shares	563,400	1,545,324
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Petroleum & Chemical Corp., H Shares	4,750,000	$2,557,233
China Resources Microelectronics, Ltd., Class A	4,897	39,766
China Resources Mixc Lifestyle Services, Ltd. (B)	32,600	187,776
China Shenhua Energy Company, Ltd., H Shares	498,500	1,548,561
China Southern Airlines Company, Ltd., H Shares (A)(C)	210,000	139,311
China Tourism Group Duty Free Corp., Ltd., A Shares	16,100	505,854
China Tower Corp., Ltd., H Shares (B)	7,720,000	876,540
China Vanke Company, Ltd., H Shares	354,072	715,502
Chongqing Zhifei Biological Products Company, Ltd., A Shares	14,400	208,511
CITIC Securities Company, Ltd., H Shares	387,750	885,460
CITIC, Ltd.	637,000	744,388
CMOC Group, Ltd., H Shares	876,000	505,134
Contemporary Amperex Technology Company, Ltd., A Shares	11,800	812,402
COSCO SHIPPING Holdings Company, Ltd., H Shares	856,699	885,274
CSC Financial Company, Ltd., H Shares (B)	157,500	163,155
CSPC Pharmaceutical Group, Ltd.	2,037,840	2,324,191
East Money Information Company, Ltd., A Shares	79,672	265,182
ENN Energy Holdings, Ltd.	184,500	2,777,427
Eve Energy Company, Ltd., A Shares	13,300	173,313
Flat Glass Group Company, Ltd., H Shares (C)	56,000	175,032
Focus Media Information Technology Company, Ltd., A Shares	133,400	137,211
Foshan Haitian Flavouring & Food Company, Ltd., Class A	17,170	201,610
Foxconn Industrial Internet Company, Ltd., Class A	54,900	77,268
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	148,800	731,799
Ganfeng Lithium Group Company, Ltd., H Shares (B)	42,600	387,493
GD Power Development Company, Ltd., Class A (A)	64,400	37,838
GF Securities Company, Ltd., H Shares	225,200	368,316
GigaDevice Semiconductor, Inc., Class A	2,200	37,296
Ginlong Technologies Company, Ltd., Class A (A)	1,200	32,519
GoerTek, Inc., A Shares	43,700	133,746
Gotion High-tech Company, Ltd., Class A	3,700	17,769
Great Wall Motor Company, Ltd., H Shares	452,000	634,301
Gree Electric Appliances, Inc. of Zhuhai, A Shares	32,900	168,616
Guangdong Haid Group Company, Ltd., A Shares	12,100	111,635
Guanghui Energy Company, Ltd., Class A	34,700	52,484
Guangzhou Automobile Group Company, Ltd., H Shares	356,000	255,241
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,800	$107,502
Guosen Securities Company, Ltd., Class A	14,800	20,545
Guotai Junan Securities Company, Ltd., H Shares (B)	172,000	210,651
H World Group, Ltd., ADR	12,928	613,821
Haier Smart Home Company, Ltd., H Shares	497,400	1,827,522
Haitong Securities Company, Ltd., H Shares	486,000	334,807
Hangzhou First Applied Material Company, Ltd., Class A	6,020	67,025
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,500	13,072
Hangzhou Tigermed Consulting Company, Ltd., A Shares	5,200	89,502
Hansoh Pharmaceutical Group Company, Ltd. (B)	156,000	319,222
Henan Shuanghui Investment & Development Company, Ltd., A Shares	20,400	76,987
Hengli Petrochemical Company, Ltd., A Shares	106,600	276,402
Huadong Medicine Company, Ltd., Class A	8,600	60,329
Huaneng Power International, Inc., H Shares (A)	292,000	142,302
Huatai Securities Company, Ltd., H Shares (B)	275,400	356,259
Huaxia Bank Company, Ltd., Class A	105,709	81,508
Huayu Automotive Systems Company, Ltd., Class A	11,700	31,549
Huizhou Desay Sv Automotive Company, Ltd., Class A	2,900	56,301
Hundsun Technologies, Inc., Class A	3,770	26,346
Iflytek Company, Ltd., A Shares	18,300	109,904
Imeik Technology Development Company, Ltd., Class A	1,000	88,059
Industrial & Commercial Bank of China, Ltd., H Shares	7,617,000	4,071,573
Industrial Bank Company, Ltd., A Shares	179,500	468,080
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	292,000	88,158
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	54,300	261,818
JA Solar Technology Company, Ltd., Class A	13,140	128,231
JD Health International, Inc. (A)(B)	60,650	501,384
JD.com, Inc., ADR	92,417	5,501,584
Jiangsu Eastern Shenghong Company, Ltd., Class A	30,300	70,044
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,700	64,879
Jiangsu Hengrui Medicine Company, Ltd., A Shares	38,751	242,074
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	6,600	56,418
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	12,790	332,387
Jiangsu Zhongtian Technology Company, Ltd., Class A	9,800	23,713
KE Holdings, Inc., ADR (A)	52,838	969,049
Kuaishou Technology (A)(B)	49,500	433,521
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Kweichow Moutai Company, Ltd., A Shares	7,100	$1,939,469
Lenovo Group, Ltd.	1,812,000	1,449,406
Li Auto, Inc., ADR (A)	26,048	648,595
Li Ning Company, Ltd.	324,500	3,195,923
Longfor Group Holdings, Ltd. (B)	353,000	1,166,376
LONGi Green Energy Technology Company, Ltd., A Shares	64,496	459,598
Luxshare Precision Industry Company, Ltd., A Shares	64,900	311,968
Luzhou Laojiao Company, Ltd., A Shares	13,300	466,497
Meituan, Class B (A)(B)	225,870	5,031,148
Metallurgical Corp. of China, Ltd., H Shares	414,000	93,484
Montage Technology Company, Ltd., Class A	1,968	16,138
Muyuan Foods Company, Ltd., A Shares	37,860	279,820
NARI Technology Company, Ltd., A Shares	48,660	190,047
NAURA Technology Group Company, Ltd., Class A	2,300	79,750
NetEase, Inc., ADR	31,983	2,834,014
New China Life Insurance Company, Ltd., H Shares	162,600	435,616
New Hope Liuhe Company, Ltd., A Shares (A)	23,600	45,789
Ninestar Corp., Class A	3,100	23,536
Ningbo Tuopu Group Company, Ltd., Class A	4,500	47,338
Ningxia Baofeng Energy Group Company, Ltd., Class A	43,400	85,940
NIO, Inc., ADR (A)	161,839	1,953,397
Nongfu Spring Company, Ltd., H Shares (B)	154,800	873,873
Oppein Home Group, Inc., Class A	3,500	65,131
Orient Securities Company, Ltd., H Shares (B)(C)	80,400	47,387
PetroChina Company, Ltd., H Shares	2,478,000	1,318,262
Pharmaron Beijing Company, Ltd., H Shares (B)	23,750	173,916
PICC Property & Casualty Company, Ltd., H Shares	1,428,000	1,342,641
Pinduoduo, Inc., ADR (A)	31,353	3,071,967
Ping An Bank Company, Ltd., A Shares	249,700	553,949
Ping An Insurance Group Company of China, Ltd., H Shares	682,000	5,281,257
Poly Developments and Holdings Group Company, Ltd., A Shares	146,500	341,048
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,358,000	923,403
Rongsheng Petrochemical Company, Ltd., A Shares	120,150	235,430
SAIC Motor Corp., Ltd., Class A	44,100	98,030
Sany Heavy Industry Company, Ltd., A Shares	79,800	206,912
SF Holding Company, Ltd., A Shares	33,000	286,390
SG Micro Corp., Class A	1,350	35,563
Shaanxi Coal Industry Company, Ltd., A Shares	112,500	325,498
Shandong Gold Mining Company, Ltd., H Shares (B)	104,220	200,501
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	17,700	88,619
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanghai Baosight Software Company, Ltd., Class A	7,600	$56,261
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	61,000	196,108
Shanghai International Airport Company, Ltd., A Shares (A)	16,900	151,318
Shanghai Pudong Development Bank Company, Ltd., Class A	241,800	263,738
Shanghai Putailai New Energy Technology Company, Ltd., Class A	8,600	70,257
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	10,045	433,423
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	215,200	43,652
Shenzhen Inovance Technology Company, Ltd., A Shares	22,750	239,656
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	9,800	482,447
Shenzhou International Group Holdings, Ltd.	180,700	2,264,931
Silergy Corp.	26,000	520,433
Smoore International Holdings, Ltd. (B)(C)	285,000	429,033
Sungrow Power Supply Company, Ltd., A Shares	11,100	213,558
Sunny Optical Technology Group Company, Ltd.	132,900	1,787,022
Suzhou Maxwell Technologies Company, Ltd., Class A	300	19,700
TBEA Company, Ltd., Class A	39,800	125,344
TCL Technology Group Corp., A Shares	146,100	90,813
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	16,300	102,379
Tencent Holdings, Ltd.	497,700	24,267,363
Tencent Music Entertainment Group, ADR (A)	41,160	345,332
The People’s Insurance Company Group of China, Ltd., H Shares	1,216,000	409,545
Tingyi Cayman Islands Holding Corp.	336,000	558,103
Tongwei Company, Ltd., A Shares	43,300	270,491
Trina Solar Company, Ltd., Class A	3,459	36,536
Trip.com Group, Ltd., ADR (A)	70,458	2,590,036
Tsingtao Brewery Company, Ltd., H Shares	48,000	462,024
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,219	115,785
Walvax Biotechnology Company, Ltd., Class A	7,400	43,774
Wanhua Chemical Group Company, Ltd., A Shares	39,500	564,766
Want Want China Holdings, Ltd.	428,000	278,470
Weichai Power Company, Ltd., H Shares	411,000	619,760
Wens Foodstuffs Group Company, Ltd., Class A	29,000	86,438
Will Semiconductor Company, Ltd., A Shares	10,215	142,349
Wingtech Technology Company, Ltd., A Shares	9,300	80,407
Wuliangye Yibin Company, Ltd., A Shares	26,800	828,954
WuXi AppTec Company, Ltd., H Shares (B)	48,280	625,169
WuXi Biologics Cayman, Inc. (A)(B)	288,500	2,401,544
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,000	$34,135
Xinyi Solar Holdings, Ltd.	1,030,006	1,335,051
XPeng, Inc., ADR (A)	28,183	299,867
Yankuang Energy Group Company, Ltd., H Shares	276,000	885,546
Yealink Network Technology Corp., Ltd., Class A	2,500	22,636
Yonyou Network Technology Company, Ltd., A Shares	17,600	63,842
Yum China Holdings, Inc.	90,555	5,579,094
Yunnan Baiyao Group Company, Ltd., A Shares	12,140	103,237
Yunnan Energy New Material Company, Ltd., A Shares	8,300	191,490
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	6,300	289,782
Zhejiang Chint Electrics Company, Ltd., Class A	23,400	111,339
Zhejiang Huayou Cobalt Company, Ltd., A Shares	13,360	129,963
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	10,500	106,850
Zhejiang NHU Company, Ltd., A Shares	47,068	135,695
Zhongsheng Group Holdings, Ltd.	95,000	536,292
Zijin Mining Group Company, Ltd., H Shares	1,352,000	2,225,003
ZTO Express Cayman, Inc., ADR	82,952	2,364,962
Hong Kong - 1.6%		11,316,776
China Mengniu Dairy Company, Ltd. (A)	375,000	1,805,978
China Resources Beer Holdings Company, Ltd.	296,000	2,226,075
China Resources Gas Group, Ltd.	187,400	787,752
China Resources Land, Ltd.	592,000	2,839,709
China Resources Power Holdings Company, Ltd.	120,000	249,230
Geely Automobile Holdings, Ltd.	1,110,000	1,789,923
Sino Biopharmaceutical, Ltd.	2,137,500	1,240,743
The Wharf Holdings, Ltd.	145,000	377,366
India - 18.9%		137,905,941
ABB India, Ltd.	4,273	148,642
ACC, Ltd.	18,128	436,335
Adani Enterprises, Ltd.	21,044	757,215
Adani Green Energy, Ltd. (A)	31,050	463,104
Adani Ports & Special Economic Zone, Ltd.	88,067	659,250
Adani Total Gas, Ltd.	32,027	824,122
Adani Transmission, Ltd. (A)	20,841	447,403
Alkem Laboratories, Ltd.	4,972	182,971
Ambuja Cements, Ltd.	147,345	724,597
Apollo Hospitals Enterprise, Ltd.	13,451	701,045
Ashok Leyland, Ltd.	160,607	292,775
Asian Paints, Ltd.	56,867	1,894,901
Astral, Ltd.	9,581	240,762
AU Small Finance Bank, Ltd. (B)	41,038	310,682
Aurobindo Pharma, Ltd.	57,484	286,968
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Avenue Supermarts, Ltd. (A)(B)	11,287	$483,655
Axis Bank, Ltd.	286,156	3,044,449
Bajaj Auto, Ltd.	8,345	389,908
Bajaj Finance, Ltd.	23,049	1,655,345
Bajaj Finserv, Ltd.	29,208	478,786
Bajaj Holdings & Investment, Ltd.	5,219	375,139
Balkrishna Industries, Ltd.	10,294	279,022
Bandhan Bank, Ltd. (A)(B)	145,676	434,563
Bank of Baroda	142,909	294,003
Berger Paints India, Ltd.	38,867	262,225
Bharat Electronics, Ltd.	688,849	801,273
Bharat Petroleum Corp., Ltd.	258,087	1,083,018
Bharti Airtel, Ltd.	308,611	2,904,220
Biocon, Ltd.	35,604	102,559
Bosch, Ltd.	957	200,023
Britannia Industries, Ltd.	16,267	858,731
Canara Bank	36,495	135,528
Cholamandalam Investment and Finance Company, Ltd.	72,056	623,563
Cipla, Ltd.	109,579	1,364,241
Coal India, Ltd.	469,230	1,287,209
Colgate-Palmolive India, Ltd.	18,183	323,584
Container Corp. of India, Ltd.	33,605	258,819
Dabur India, Ltd.	113,362	769,318
Divi’s Laboratories, Ltd.	18,485	749,756
DLF, Ltd.	91,200	396,286
Dr. Reddy’s Laboratories, Ltd.	20,961	1,110,364
Eicher Motors, Ltd.	15,738	629,472
GAIL India, Ltd.	500,233	583,095
Godrej Consumer Products, Ltd. (A)	45,369	506,692
Godrej Properties, Ltd. (A)	10,641	153,649
Grasim Industries, Ltd.	57,709	1,120,352
Gujarat Fluorochemicals, Ltd.	2,139	72,152
Gujarat Gas, Ltd.	26,004	145,209
Havells India, Ltd.	41,872	605,091
HCL Technologies, Ltd.	154,330	2,116,442
HDFC Asset Management Company, Ltd. (B)	6,421	148,822
HDFC Bank, Ltd.	446,490	8,751,185
HDFC Life Insurance Company, Ltd. (B)	65,225	461,351
Hero MotoCorp, Ltd.	32,346	1,092,015
Hindalco Industries, Ltd.	365,394	2,091,693
Hindustan Aeronautics, Ltd.	17,283	540,353
Hindustan Petroleum Corp., Ltd.	180,409	525,293
Hindustan Unilever, Ltd.	106,548	3,350,923
Honeywell Automation India, Ltd.	269	129,298
Housing Development Finance Corp., Ltd.	192,630	6,180,924
ICICI Bank, Ltd.	551,278	5,618,505
ICICI Lombard General Insurance Company, Ltd. (B)	26,615	369,003
ICICI Prudential Life Insurance Company, Ltd. (B)	31,418	173,716
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Indian Oil Corp., Ltd.	954,524	$954,189
Indian Railway Catering & Tourism Corp, Ltd.	20,610	160,495
Indus Towers, Ltd.	228,894	427,594
Info Edge India, Ltd.	5,576	250,390
Infosys, Ltd.	390,187	7,305,700
InterGlobe Aviation, Ltd. (A)(B)	9,116	236,048
ITC, Ltd.	414,717	1,784,834
Jindal Steel & Power, Ltd.	94,300	673,335
JSW Energy, Ltd.	49,310	143,244
JSW Steel, Ltd.	316,482	2,777,420
Jubilant Foodworks, Ltd.	51,211	305,502
Kotak Mahindra Bank, Ltd.	98,614	2,088,342
L&T Technology Services, Ltd. (B)	3,071	124,821
Larsen & Toubro Infotech, Ltd. (B)	6,229	332,021
Larsen & Toubro, Ltd.	101,771	2,634,621
Mahindra & Mahindra, Ltd.	151,512	2,546,506
Marico, Ltd.	90,813	552,446
Maruti Suzuki India, Ltd.	10,505	1,141,168
Max Healthcare Institute, Ltd. (A)	28,204	153,123
Mphasis, Ltd.	8,239	208,457
MRF, Ltd.	115	127,733
Muthoot Finance, Ltd.	27,661	353,727
Nestle India, Ltd.	5,045	1,171,827
NHPC, Ltd.	156,016	83,789
NMDC Steel, Ltd. (A)(D)	216,143	101,570
NMDC, Ltd.	216,143	326,343
NTPC, Ltd.	1,135,539	2,367,995
Oberoi Realty, Ltd.	5,771	57,690
Oil & Natural Gas Corp., Ltd.	715,287	1,265,064
Page Industries, Ltd.	597	292,529
Petronet LNG, Ltd.	198,902	528,884
PI Industries, Ltd.	6,374	234,643
Pidilite Industries, Ltd.	22,088	615,497
Polycab India, Ltd.	2,669	95,451
Power Grid Corp. of India, Ltd.	875,615	2,329,879
Procter & Gamble Hygiene & Health Care, Ltd.	1,623	283,242
Punjab National Bank	317,280	208,154
Reliance Industries, Ltd.	337,989	9,722,128
Samvardhana Motherson International, Ltd.	323,744	297,748
SBI Cards & Payment Services, Ltd.	21,172	187,212
SBI Life Insurance Company, Ltd. (B)	32,675	486,563
Schaeffler India, Ltd.	2,119	69,592
Shree Cement, Ltd.	1,209	349,588
Shriram Transport Finance Company, Ltd.	27,813	437,926
Siemens, Ltd.	9,653	347,398
SRF, Ltd.	17,140	456,708
State Bank of India	248,389	1,688,543
Steel Authority of India, Ltd.	270,402	299,681
Sun Pharmaceutical Industries, Ltd.	129,885	1,644,078
Tata Communications, Ltd.	12,081	182,257
Tata Consultancy Services, Ltd.	107,437	4,404,158
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Tata Consumer Products, Ltd.	69,055	$615,293
Tata Elxsi, Ltd.	3,555	287,680
Tata Motors, Ltd. (A)	465,922	2,567,643
Tata Steel, Ltd.	1,861,022	2,716,729
Tech Mahindra, Ltd.	142,175	1,763,288
The Indian Hotels Company, Ltd.	27,809	102,406
The Tata Power Company, Ltd.	206,310	536,243
Titan Company, Ltd.	48,154	1,400,619
Torrent Pharmaceuticals, Ltd.	14,626	271,887
Trent, Ltd.	14,521	213,210
Tube Investments of India, Ltd.	5,667	179,842
TVS Motor Company, Ltd.	5,558	70,553
UltraTech Cement, Ltd.	19,496	1,685,491
United Breweries, Ltd.	7,849	152,695
United Spirits, Ltd. (A)	39,974	375,375
UPL, Ltd.	136,872	1,264,411
Varun Beverages, Ltd.	26,464	371,448
Vedanta, Ltd.	444,183	1,803,759
Voltas, Ltd.	9,346	91,431
Wipro, Ltd.	190,237	925,890
Zydus Lifesciences, Ltd.	55,343	290,601
Indonesia - 2.3%		16,681,387
Adaro Energy Indonesia Tbk PT	2,147,000	423,957
Allo Bank Indonesia Tbk PT (A)	259,800	30,764
Aneka Tambang Tbk	932,900	143,762
Astra International Tbk PT	2,845,200	1,138,839
Bank Central Asia Tbk PT	5,312,600	3,003,621
Bank Jago Tbk PT (A)	203,200	43,514
Bank Mandiri Persero Tbk PT	2,808,500	1,864,214
Bank Negara Indonesia Persero Tbk PT	1,475,000	900,350
Bank Rakyat Indonesia Persero Tbk PT	8,253,950	2,521,887
Barito Pacific Tbk PT	3,491,250	192,147
Bukit Asam Tbk PT	383,100	86,894
Charoen Pokphand Indonesia Tbk PT	1,404,600	545,817
Elang Mahkota Teknologi Tbk PT	2,515,100	181,208
Gudang Garam Tbk PT	92,400	141,775
Indah Kiat Pulp & Paper Tbk PT	302,200	167,833
Indofood CBP Sukses Makmur Tbk PT	449,600	302,933
Indofood Sukses Makmur Tbk PT	910,800	408,614
Kalbe Farma Tbk PT	3,342,300	459,315
Mayora Indah Tbk PT	630,900	99,749
Merdeka Copper Gold Tbk PT (A)	1,529,289	481,537
MNC Digital Entertainment Tbk PT (A)	251,700	76,064
Sarana Menara Nusantara Tbk PT	3,324,100	248,365
Semen Indonesia Persero Tbk PT	742,046	366,320
Sumber Alfaria Trijaya Tbk PT	1,176,200	222,058
Telkom Indonesia Persero Tbk PT	6,619,400	1,700,113
Tower Bersama Infrastructure Tbk PT	977,800	136,983
United Tractors Tbk PT	390,200	639,053
Vale Indonesia Tbk PT (A)	310,300	153,701
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia - 1.9%		$13,986,767
Axiata Group BHD	506,795	359,981
CIMB Group Holdings BHD	783,524	1,056,148
Dialog Group BHD	532,800	324,745
DiGi.Com BHD	430,100	424,479
Genting BHD	439,200	509,650
Genting Malaysia BHD	518,000	344,868
HAP Seng Consolidated BHD	78,800	136,698
Hong Leong Bank BHD	84,600	406,961
Hong Leong Financial Group BHD	48,900	212,073
IHH Healthcare BHD	247,600	343,619
IOI Corp. BHD	405,200	362,859
Kuala Lumpur Kepong BHD	76,075	382,002
Malayan Banking BHD	695,422	1,424,835
Maxis BHD	272,400	252,876
MISC BHD	184,600	316,340
Mr. DIY Group M BHD (B)	122,500	54,563
Nestle Malaysia BHD	6,900	218,691
Petronas Chemicals Group BHD	207,900	406,954
Petronas Dagangan BHD	66,500	339,846
Petronas Gas BHD	85,500	337,129
PPB Group BHD	106,500	439,407
Press Metal Aluminium Holdings BHD	431,400	523,859
Public Bank BHD	1,674,700	1,664,591
RHB Bank BHD	360,694	486,196
Sime Darby BHD	596,400	322,964
Sime Darby Plantation BHD	332,938	337,953
Telekom Malaysia BHD	225,870	276,397
Tenaga Nasional BHD	699,800	1,545,359
Westports Holdings BHD	197,700	174,724
Mexico - 2.9%		21,007,662
America Movil SAB de CV, Series L	2,874,088	3,005,562
Arca Continental SAB de CV	49,364	436,136
Cemex SAB de CV (A)	2,778,188	1,480,715
Coca-Cola Femsa SAB de CV	16,985	129,438
El Puerto de Liverpool SAB de CV, Series C1	27,856	176,960
Fibra Uno Administracion SA de CV	331,140	448,800
Fomento Economico Mexicano SAB de CV	180,348	1,581,594
Gruma SAB de CV, Class B	18,990	275,870
Grupo Aeroportuario del Pacifico SAB de CV, Series B	45,828	790,606
Grupo Aeroportuario del Sureste SAB de CV, Series B	22,164	601,529
Grupo Bimbo SAB de CV, Series A	279,000	1,387,431
Grupo Carso SAB de CV, Series A1	67,204	337,807
Grupo Elektra SAB de CV (C)	5,001	274,550
Grupo Financiero Banorte SAB de CV, Series O	330,504	2,742,480
Grupo Financiero Inbursa SAB de CV, Series O (A)	403,040	870,824
Grupo Mexico SAB de CV, Series B	529,908	2,360,627
Grupo Televisa SAB	553,852	678,763
Kimberly-Clark de Mexico SAB de CV, Class A	192,700	367,463
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Orbia Advance Corp. SAB de CV	241,300	$481,573
Sitios Latinoamerica SAB de CV (A)(C)	145,549	67,123
Wal-Mart de Mexico SAB de CV	642,040	2,511,811
Netherlands - 0.0%		353,101
NEPI Rockcastle NV	56,952	353,101
Philippines - 1.1%		7,833,896
Aboitiz Equity Ventures, Inc.	405,460	421,956
Aboitiz Power Corp.	525,400	348,167
ACEN Corp.	675,320	86,536
Ayala Corp.	33,690	436,023
Ayala Land, Inc.	829,100	444,696
Bank of the Philippine Islands	449,230	863,469
BDO Unibank, Inc.	368,706	828,833
Emperador, Inc. (A)	265,700	99,709
Globe Telecom, Inc.	6,269	231,813
International Container Terminal Services, Inc.	106,240	403,353
JG Summit Holdings, Inc.	401,863	393,936
Jollibee Foods Corp.	57,680	251,299
Manila Electric Company	49,490	254,211
Metropolitan Bank & Trust Company	428,742	449,325
Monde Nissin Corp. (B)	595,300	143,846
PLDT, Inc.	18,545	455,584
SM Investments Corp.	36,085	607,720
SM Prime Holdings, Inc.	987,300	666,905
Universal Robina Corp.	177,010	446,515
Poland - 0.8%		5,593,650
Allegro.eu SA (A)(B)	31,173	215,179
Bank Polska Kasa Opieki SA	32,405	688,372
Cyfrowy Polsat SA	38,579	163,105
Dino Polska SA (A)(B)	6,583	593,187
KGHM Polska Miedz SA	20,545	665,773
LPP SA	177	412,700
PGE Polska Grupa Energetyczna SA (A)	135,629	233,991
Polski Koncern Naftowy ORLEN SA	90,613	1,355,343
Powszechna Kasa Oszczednosci Bank Polski SA	90,217	668,474
Powszechny Zaklad Ubezpieczen SA	49,720	420,643
Santander Bank Polska SA	2,675	176,883
Russia - 0.1%		427,470
Gazprom PJSC, ADR (A)(D)	551,670	120,264
LUKOIL PJSC, ADR (A)(D)	57,062	114,238
MMC Norilsk Nickel PJSC, ADR (A)(D)	94,236	61,913
Novatek PJSC, GDR (A)(D)	5,960	29,287
Novolipetsk Steel PJSC, GDR (A)(D)	6,243	2,597
Novolipetsk Steel PJSC, GDR (London Stock Exchange) (A)(D)	174	72
Polyus PJSC, GDR (A)(D)	6,556	8,942
Polyus PJSC, GDR (London Stock Exchange) (A)(D)	318	434
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Russia (continued)
Rosneft Oil Company PJSC, GDR (A)(D)	223,704	$29,976
Sberbank of Russia PJSC, ADR (A)(D)	263,203	59,747
Saudi Arabia - 3.2%		23,419,906
ACWA Power Company	2,755	111,286
Al Rajhi Bank (A)	192,812	4,212,786
Alinma Bank	122,392	1,071,297
Almarai Company JSC	32,630	481,669
Bank AlBilad (A)	37,783	451,523
Bank Al-Jazira	41,874	216,009
Banque Saudi Fransi	76,742	835,308
Bupa Arabia for Cooperative Insurance Company	3,040	126,687
Dr Sulaiman Al Habib Medical Services Group Company	11,687	728,686
Elm Company	1,362	129,196
Etihad Etisalat Company	90,810	855,351
Jarir Marketing Company	8,148	326,528
Mouwasat Medical Services Company	5,497	301,727
Riyad Bank	174,830	1,434,789
SABIC Agri-Nutrients Company	28,066	1,024,525
Sahara International Petrochemical Company	70,540	695,438
Saudi Arabian Mining Company (A)	75,787	1,488,277
Saudi Basic Industries Corp.	86,892	2,146,253
Saudi Electricity Company	107,784	661,121
Saudi Industrial Investment Group	15,744	104,037
Saudi Kayan Petrochemical Company (A)	161,908	573,775
Saudi Tadawul Group Holding Company	973	42,000
Saudi Telecom Company	148,220	1,457,319
The Saudi British Bank	45,246	437,631
The Saudi Investment Bank	27,114	129,899
The Saudi National Bank	227,175	2,863,143
Yanbu National Petrochemical Company	43,515	513,646
South Africa - 4.2%		30,457,581
Absa Group, Ltd.	107,843	1,230,502
African Rainbow Minerals, Ltd.	20,625	335,811
Anglo American Platinum, Ltd.	7,488	552,146
AngloGold Ashanti, Ltd.	71,869	1,492,640
Aspen Pharmacare Holdings, Ltd.	53,844	467,086
Bid Corp., Ltd.	39,290	808,232
Capitec Bank Holdings, Ltd.	12,646	1,300,156
Clicks Group, Ltd.	35,449	539,805
Discovery, Ltd. (A)	90,263	714,749
Exxaro Resources, Ltd.	35,684	445,879
FirstRand, Ltd.	613,874	2,270,215
Gold Fields, Ltd.	190,402	2,155,686
Impala Platinum Holdings, Ltd.	140,027	1,617,813
Investec, Ltd.	37,525	238,209
Kumba Iron Ore, Ltd.	6,766	205,591
Mr. Price Group, Ltd.	17,057	160,954
MTN Group, Ltd.	247,703	2,087,513
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Naspers, Ltd., N Shares	16,223	$3,115,254
Nedbank Group, Ltd.	89,297	1,153,752
Northam Platinum Holdings, Ltd. (A)	49,248	482,293
Old Mutual, Ltd. (C)	725,024	489,132
Pepkor Holdings, Ltd. (B)	142,973	168,590
Sanlam, Ltd.	372,601	1,203,697
Sasol, Ltd.	82,337	1,480,105
Shoprite Holdings, Ltd.	80,218	1,105,354
Sibanye Stillwater, Ltd.	510,970	1,329,651
Standard Bank Group, Ltd.	180,736	1,796,523
The Bidvest Group, Ltd.	35,195	453,541
Vodacom Group, Ltd.	96,601	676,249
Woolworths Holdings, Ltd.	87,924	380,453
South Korea - 12.8%		93,090,934
AMOREPACIFIC Corp. (A)	3,156	372,786
AMOREPACIFIC Group (A)	4,604	153,429
Celltrion Healthcare Company, Ltd.	7,428	344,927
Celltrion Pharm, Inc. (A)	1,308	67,747
Celltrion, Inc.	9,339	1,225,185
CJ CheilJedang Corp.	2,003	560,996
CJ Logistics Corp. (A)	766	56,091
Coway Company, Ltd. (A)	12,141	549,982
DB Insurance Company, Ltd. (A)	6,580	350,421
Doosan Enerbility Company, Ltd. (A)	23,959	324,822
Ecopro BM Company, Ltd.	3,414	276,601
E-MART, Inc.	3,857	326,270
F&F Company, Ltd. (A)	1,537	189,286
GS Holdings Corp.	15,089	541,430
Hana Financial Group, Inc.	61,475	2,432,949
Hanjin Kal Corp. (A)	1,542	51,262
Hankook Tire & Technology Company, Ltd. (A)	16,070	423,341
Hanmi Pharm Company, Ltd. (A)	754	157,007
Hanmi Science Company, Ltd. (A)	1,249	30,508
Hanon Systems	27,215	201,936
Hanwha Solutions Corp. (A)	14,616	538,103
HD Hyundai Company, Ltd.	8,418	417,551
HLB, Inc. (A)	6,363	157,035
HMM Company, Ltd. (A)	39,366	695,089
HYBE Company, Ltd. (A)	1,104	171,811
Hyundai Engineering & Construction Company, Ltd. (A)	14,417	445,338
Hyundai Glovis Company, Ltd.	5,217	702,631
Hyundai Heavy Industries Company, Ltd.	575	51,721
Hyundai Mobis Company, Ltd.	8,647	1,442,571
Hyundai Motor Company	18,328	2,484,799
Hyundai Steel Company (A)	14,789	410,605
Iljin Materials Company, Ltd. (A)	799	40,735
Industrial Bank of Korea	60,573	504,037
Kakao Corp.	22,890	1,140,969
Kakao Games Corp. (A)	2,433	91,450
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Kangwon Land, Inc. (A)	11,875	$226,549
KB Financial Group, Inc.	57,409	2,605,263
Kia Corp.	37,240	2,019,510
Korea Aerospace Industries, Ltd. (A)	2,167	84,618
Korea Electric Power Corp.	48,072	774,272
Korea Investment Holdings Company, Ltd. (A)	8,714	442,138
Korea Shipbuilding & Offshore Engineering Company, Ltd.	8,083	522,331
Korea Zinc Company, Ltd. (A)	1,585	696,124
Korean Air Lines Company, Ltd. (A)	24,204	476,495
KT&G Corp.	13,464	1,011,057
Kumho Petrochemical Company, Ltd. (A)	2,914	348,696
L&F Company, Ltd.	1,395	233,293
LG Chem, Ltd. (A)	3,877	2,171,724
LG Corp. (A)	25,607	1,721,269
LG Display Company, Ltd.	53,590	592,109
LG Electronics, Inc.	26,236	2,132,021
LG H&H Company, Ltd. (A)	1,435	865,567
LG Innotek Company, Ltd.	1,916	422,304
LG Uplus Corp.	74,299	670,127
Lotte Chemical Corp. (A)	4,143	594,644
Lotte Corp. (A)	8,331	218,792
Macquarie Korea Infrastructure Fund	25,570	246,815
Meritz Financial Group, Inc. (A)	5,605	195,433
Meritz Fire & Marine Insurance Company, Ltd. (A)	5,741	253,362
Mirae Asset Securities Company, Ltd. (A)	57,480	317,778
NAVER Corp.	9,874	1,623,222
NCSoft Corp. (A)	1,937	713,913
Netmarble Corp. (A)(B)	3,533	174,958
Orion Corp. (A)	2,878	290,884
Pearl Abyss Corp. (A)	2,119	77,841
POSCO Chemical Company, Ltd.	2,421	440,253
POSCO Holdings, Inc.	10,402	2,537,588
Samsung Biologics Company, Ltd. (A)(B)	1,117	719,095
Samsung C&T Corp. (A)	13,228	1,272,543
Samsung Card Company, Ltd.	5,010	123,440
Samsung Electro-Mechanics Company, Ltd.	8,460	980,063
Samsung Electronics Company, Ltd.	554,859	27,477,187
Samsung Engineering Company, Ltd. (A)	13,184	276,673
Samsung Fire & Marine Insurance Company, Ltd.	7,548	1,243,906
Samsung Heavy Industries Company, Ltd. (A)	93,730	440,572
Samsung Life Insurance Company, Ltd. (A)	14,749	848,924
Samsung SDI Company, Ltd.	4,519	2,513,001
Samsung SDS Company, Ltd.	4,189	425,089
SD Biosensor, Inc.	1,914	44,439
Shinhan Financial Group Company, Ltd.	77,272	2,606,472
SK Biopharmaceuticals Company, Ltd. (A)	1,346	79,112
SK Bioscience Company, Ltd. (A)	1,603	97,601
SK Hynix, Inc.	76,020	5,461,739
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
SK IE Technology Company, Ltd. (A)(B)	1,718	$93,445
SK Innovation Company, Ltd. (A)	7,380	971,179
SK Telecom Company, Ltd.	24,113	912,214
SK, Inc.	5,732	921,829
SKC Company, Ltd. (A)	1,312	101,398
S-Oil Corp.	9,088	650,724
Woori Financial Group, Inc.	96,561	1,002,610
Yuhan Corp. (A)	4,600	195,308
Taiwan - 15.5%		112,945,307
Accton Technology Corp.	75,000	608,243
Advanced Energy Solution Holding Company, Ltd.	1,000	26,112
Advantech Company, Ltd.	52,989	601,807
ASE Technology Holding Company, Ltd.	709,000	2,361,366
Asia Cement Corp.	491,000	689,281
ASMedia Technology, Inc.	3,000	89,226
Asustek Computer, Inc.	126,000	1,141,449
AUO Corp.	1,353,600	755,131
Catcher Technology Company, Ltd.	144,000	853,689
Cathay Financial Holding Company, Ltd.	1,340,513	1,899,711
Chailease Holding Company, Ltd.	315,496	2,364,250
Chang Hwa Commercial Bank, Ltd.	1,243,139	728,701
Cheng Shin Rubber Industry Company, Ltd.	433,000	497,535
China Airlines, Ltd.	527,000	340,510
China Development Financial Holding Corp.	3,705,159	1,628,913
China Steel Corp.	1,699,000	1,790,953
Chunghwa Telecom Company, Ltd.	415,000	1,554,954
Compal Electronics, Inc.	819,000	616,466
CTBC Financial Holding Company, Ltd.	2,742,000	2,086,751
Delta Electronics, Inc.	155,000	1,491,923
E Ink Holdings, Inc.	46,000	264,280
E.Sun Financial Holding Company, Ltd.	2,054,927	1,676,793
Eclat Textile Company, Ltd.	24,000	396,869
eMemory Technology, Inc.	6,000	323,730
Eva Airways Corp.	382,000	368,959
Evergreen Marine Corp. Taiwan, Ltd.	178,000	901,116
Far Eastern New Century Corp.	803,000	874,541
Far EasTone Telecommunications Company, Ltd.	342,000	759,747
Feng TAY Enterprise Company, Ltd.	118,680	778,683
First Financial Holding Company, Ltd.	2,171,901	1,887,981
Formosa Chemicals & Fibre Corp.	565,000	1,358,634
Formosa Petrochemical Corp.	233,000	651,081
Formosa Plastics Corp.	602,000	1,790,461
Formosa Sumco Technology Corp.	3,000	15,537
Fubon Financial Holding Company, Ltd.	1,163,077	2,331,965
Giant Manufacturing Company, Ltd.	18,797	128,339
Globalwafers Company, Ltd.	47,000	818,684
Hiwin Technologies Corp.	36,845	273,653
Hon Hai Precision Industry Company, Ltd.	1,347,800	4,475,459
Hotai Motor Company, Ltd.	43,000	939,484
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	2,124,097	$1,609,432
Innolux Corp.	1,634,875	664,296
Inventec Corp.	550,000	462,531
Largan Precision Company, Ltd.	13,000	920,067
Lite-On Technology Corp.	459,000	1,015,074
MediaTek, Inc.	174,000	4,160,933
Mega Financial Holding Company, Ltd.	1,591,225	1,693,244
Micro-Star International Company, Ltd.	157,000	684,996
momo.com, Inc.	8,920	235,589
Nan Ya Plastics Corp.	787,000	1,976,346
Nan Ya Printed Circuit Board Corp.	29,000	234,704
Nanya Technology Corp.	223,000	429,289
Nien Made Enterprise Company, Ltd.	10,000	103,747
Novatek Microelectronics Corp.	112,000	1,324,230
Oneness Biotech Company, Ltd. (A)	19,000	170,225
Pegatron Corp.	456,000	979,584
PharmaEssentia Corp. (A)	7,307	119,005
Phison Electronics Corp.	13,000	160,633
Polaris Group/Tw (A)	11,000	37,369
Pou Chen Corp.	533,000	608,889
President Chain Store Corp.	104,000	935,221
Quanta Computer, Inc.	471,000	1,171,813
Realtek Semiconductor Corp.	69,000	735,387
Ruentex Development Company, Ltd.	160,500	239,213
Shin Kong Financial Holding Company, Ltd.	2,948,140	882,724
Sino-American Silicon Products, Inc.	101,000	546,628
SinoPac Financial Holdings Company, Ltd.	2,385,730	1,374,625
Synnex Technology International Corp.	98,000	197,142
TA Chen Stainless Pipe	239,150	356,833
Taishin Financial Holding Company, Ltd.	2,452,001	1,327,061
Taiwan Business Bank	341,000	151,619
Taiwan Cement Corp.	1,056,117	1,275,079
Taiwan Cooperative Financial Holding Company, Ltd.	1,699,843	1,497,447
Taiwan High Speed Rail Corp.	383,000	372,476
Taiwan Mobile Company, Ltd.	246,000	775,074
Taiwan Semiconductor Manufacturing Company, Ltd.	1,621,000	28,181,915
The Shanghai Commercial & Savings Bank, Ltd.	556,265	863,346
Unimicron Technology Corp.	218,000	991,074
Uni-President Enterprises Corp.	374,000	838,308
United Microelectronics Corp. (A)	1,578,000	2,564,743
Vanguard International Semiconductor Corp.	163,000	541,252
Voltronic Power Technology Corp.	7,000	352,040
Walsin Lihwa Corp.	142,000	256,333
Wan Hai Lines, Ltd.	165,950	419,504
Win Semiconductors Corp.	55,000	351,707
Winbond Electronics Corp.	353,000	253,361
Wiwynn Corp.	19,000	474,605
Yageo Corp.	62,469	1,123,506
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Yang Ming Marine Transport Corp.	364,000	$757,702
Yuanta Financial Holding Company, Ltd.	2,651,230	1,986,767
Zhen Ding Technology Holding, Ltd.	114,000	417,652
Thailand - 2.5%		18,053,314
Advanced Info Service PCL, NVDR	148,300	876,053
Airports of Thailand PCL, NVDR (A)	335,500	754,646
Asset World Corp. PCL, NVDR	716,600	129,166
B Grimm Power PCL, NVDR	101,900	124,249
Bangkok Bank PCL, NVDR	77,300	371,162
Bangkok Dusit Medical Services PCL, NVDR	346,300	312,100
Bangkok Expressway & Metro PCL, NVDR	970,000	285,035
Bank of Ayudhya PCL, NVDR	184,500	176,060
Berli Jucker PCL, NVDR	197,400	227,240
BTS Group Holdings PCL, NVDR	991,000	253,679
Bumrungrad Hospital PCL, NVDR	46,600	306,337
Carabao Group PCL, NVDR	46,700	145,716
Central Pattana PCL, NVDR	145,500	314,053
Central Retail Corp. PCL, NVDR	406,400	523,235
Charoen Pokphand Foods PCL, NVDR	935,900	669,108
CP ALL PCL, NVDR	345,600	696,225
Delta Electronics Thailand PCL, NVDR	41,800	1,139,655
Electricity Generating PCL, NVDR	42,700	225,077
Energy Absolute PCL, NVDR	255,300	668,993
Global Power Synergy PCL, NVDR	104,786	218,238
Gulf Energy Development PCL, NVDR	386,140	628,750
Home Product Center PCL, NVDR	562,600	243,719
Indorama Ventures PCL, NVDR	366,300	449,414
Intouch Holdings PCL, NVDR	82,800	182,481
Kasikornbank PCL, NVDR	105,000	461,224
Krung Thai Bank PCL, NVDR	661,000	350,424
Krungthai Card PCL, NVDR	134,200	229,697
Land & Houses PCL, NVDR	592,500	177,696
Minor International PCL, NVDR (A)	330,429	332,831
Muangthai Capital PCL, NVDR	93,200	105,877
Osotspa PCL, NVDR	116,000	98,394
PTT Exploration & Production PCL, NVDR	327,200	1,699,933
PTT Global Chemical PCL, NVDR	263,200	392,687
PTT Oil & Retail Business PCL, NVDR	305,700	207,443
PTT PCL, NVDR	1,469,500	1,480,184
SCB X PCL, NVDR	118,200	372,396
SCG Packaging PCL, NVDR	106,500	168,574
Thai Beverage PCL	1,183,100	630,099
Thai Oil PCL, NVDR	190,661	333,556
The Siam Cement PCL, NVDR	40,900	416,310
TMBThanachart Bank PCL, NVDR	3,228,385	143,766
True Corp. PCL, NVDR	3,612,300	531,832
Turkey - 0.5%		3,411,265
Akbank TAS	407,913	368,218
Aselsan Elektronik Sanayi Ve Ticaret AS	41,050	123,954
BIM Birlesik Magazalar AS	62,909	416,372
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Enka Insaat ve Sanayi AS	201,547	$318,009
Eregli Demir ve Celik Fabrikalari TAS	154,933	313,811
Ford Otomotiv Sanayi AS	9,881	267,951
KOC Holding AS	108,274	440,049
Turk Hava Yollari AO (A)	21,200	155,079
Turkcell Iletisim Hizmetleri AS	152,522	294,333
Turkiye Is Bankasi AS, Class C	431,626	249,653
Turkiye Petrol Rafinerileri AS (A)	11,893	373,915
Turkiye Sise ve Cam Fabrikalari AS	23,253	48,878
Yapi ve Kredi Bankasi AS	85,026	41,043
United Kingdom - 0.0%		96,655
Pepco Group NV (A)(B)	10,017	96,655
United States - 0.2%		1,456,542
BeiGene, Ltd., ADR (A)	4,730	1,210,880
Parade Technologies, Ltd.	8,000	245,662

PREFERRED SECURITIES - 1.6%		$11,681,602
(Cost $14,611,541)
Brazil - 1.4%		10,565,813
Banco Bradesco SA	574,947	1,583,195
Braskem SA, A Shares	28,700	131,509
Centrais Eletricas Brasileiras SA, B Shares	35,560	296,621
Cia Energetica de Minas Gerais	201,659	453,901
Cia Paranaense de Energia, B Shares	111,400	170,006
Gerdau SA	237,600	1,527,860
Itau Unibanco Holding SA	449,150	2,234,524
Petroleo Brasileiro SA	797,400	4,082,966
Raizen SA	131,900	85,231
Chile - 0.2%		1,115,789

Sociedad Quimica y Minera de Chile SA, B Shares	11,510	1,115,789

SHORT-TERM INVESTMENTS - 0.1%		$577,063
(Cost $577,002)
Short-term funds - 0.1%		577,063
John Hancock Collateral Trust, 4.3787% (E)(F)	56,976	569,630

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.1717% (E)	7,433	7,433
Total investments (Multifactor Emerging Markets ETF) (Cost $694,273,570) - 100.1%		$728,401,964
Other assets and liabilities, net - (0.1%)		(408,249)
Total net assets - 100.0%		$727,993,715

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $1,207,440. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $715,574 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Financials	23.4%
Information technology	17.7%
Consumer discretionary	12.4%
Materials	11.4%
Communication services	8.8%
Consumer staples	6.9%
Energy	5.7%
Industrials	5.6%
Health care	3.4%
Utilities	3.3%
Real estate	1.4%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 1-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$762,538,617
(Cost $669,180,616)
Communication services – 6.0%		45,523,884
Diversified telecommunication services – 0.8%
AT&T, Inc.	117,868	2,400,971
Lumen Technologies, Inc.	65,788	345,387
Verizon Communications, Inc.	80,281	3,337,281
Entertainment – 1.2%
Activision Blizzard, Inc.	15,810	1,210,572
Electronic Arts, Inc.	8,107	1,043,209
Endeavor Group Holdings, Inc., Class A (A)	1,128	25,301
Liberty Media Corp.-Liberty Formula One, Series A (A)	883	56,229
Liberty Media Corp.-Liberty Formula One, Series C (A)	7,281	515,495
Live Nation Entertainment, Inc. (A)	4,651	374,359
Netflix, Inc. (A)	4,960	1,755,146
Roku, Inc. (A)	1,745	100,338
Spotify Technology SA (A)	1,111	125,232
Take-Two Interactive Software, Inc. (A)	4,285	485,191
The Walt Disney Company (A)	23,973	2,600,831
Warner Brothers Discovery, Inc. (A)	60,702	899,604
Warner Music Group Corp., Class A	2,552	93,020
Interactive media and services – 2.5%
Alphabet, Inc., Class A (A)	113,265	11,195,113
Alphabet, Inc., Class C (A)	22,660	2,263,054
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Match Group, Inc. (A)	6,085	$329,320
Meta Platforms, Inc., Class A (A)	34,210	5,096,264
Pinterest, Inc., Class A (A)	6,957	182,900
Snap, Inc., Class A (A)	10,898	125,981
ZoomInfo Technologies, Inc. (A)	3,302	93,215
Media – 1.3%
Cable One, Inc.	192	151,657
Charter Communications, Inc., Class A (A)	1,942	746,330
Comcast Corp., Class A	81,791	3,218,476
DISH Network Corp., Class A (A)	10,258	147,613
Fox Corp., Class A	12,639	428,968
Fox Corp., Class B	4,995	158,342
Liberty Broadband Corp., Series A (A)	508	45,527
Liberty Broadband Corp., Series C (A)	6,896	619,123
Liberty Media Corp.-Liberty SiriusXM, Series A	5,131	208,421
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,844	154,913
News Corp., Class A	14,336	290,447
News Corp., Class B	4,315	88,199
Nexstar Media Group, Inc.	584	119,586
Omnicom Group, Inc.	12,750	1,096,373
Paramount Global, Class A	239	6,369
Paramount Global, Class B	17,158	397,379
Sirius XM Holdings, Inc. (B)	30,317	175,535
The Interpublic Group of Companies, Inc.	23,352	851,414
The Trade Desk, Inc., Class A (A)	9,880	500,916
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	9,807	1,464,283
Consumer discretionary – 10.5%		80,178,540
Auto components – 0.3%
Aptiv PLC (A)	7,688	869,436
Autoliv, Inc.	4,013	369,678
BorgWarner, Inc.	10,151	479,939
Gentex Corp.	9,999	295,070
Lear Corp.	3,461	504,545
Automobiles – 0.8%
Ford Motor Company	78,195	1,056,414
General Motors Company	27,885	1,096,438
Rivian Automotive, Inc., Class A (A)	6,960	135,024
Tesla, Inc. (A)	20,977	3,633,636
Distributors – 0.3%
Genuine Parts Company	7,253	1,217,198
LKQ Corp.	11,289	665,599
Pool Corp.	1,440	555,278
Diversified consumer services – 0.1%
H&R Block, Inc.	1,859	72,464
Service Corp. International	9,174	680,252
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure – 2.2%
Airbnb, Inc., Class A (A)	789	$87,666
Aramark	10,910	485,822
Booking Holdings, Inc. (A)	540	1,314,414
Caesars Entertainment, Inc. (A)	5,270	274,356
Carnival Corp. (A)(B)	20,258	219,192
Chipotle Mexican Grill, Inc. (A)	618	1,017,463
Choice Hotels International, Inc.	250	30,723
Churchill Downs, Inc.	943	233,958
Darden Restaurants, Inc.	6,614	978,674
Domino’s Pizza, Inc.	1,263	445,839
DraftKings, Inc., Class A (A)(B)	5,883	88,186
Expedia Group, Inc. (A)	4,754	543,382
Hilton Worldwide Holdings, Inc.	8,328	1,208,310
Hyatt Hotels Corp., Class A (A)	1,565	170,773
Las Vegas Sands Corp. (A)	10,014	590,826
Marriott International, Inc., Class A	6,492	1,130,777
McDonald’s Corp.	10,226	2,734,432
MGM Resorts International	18,593	769,936
Royal Caribbean Cruises, Ltd. (A)	7,158	464,841
Starbucks Corp.	16,810	1,834,643
Vail Resorts, Inc.	1,627	426,827
Wynn Resorts, Ltd. (A)	3,353	347,505
Yum! Brands, Inc.	8,273	1,079,709
Household durables – 0.8%
D.R. Horton, Inc.	15,976	1,576,671
Garmin, Ltd.	6,048	598,026
Lennar Corp., A Shares	10,843	1,110,323
Lennar Corp., B Shares	527	45,512
Mohawk Industries, Inc. (A)	2,692	323,202
Newell Brands, Inc.	16,125	257,355
NVR, Inc. (A)	202	1,064,540
PulteGroup, Inc.	11,692	665,158
Whirlpool Corp.	3,131	487,152
Internet and direct marketing retail – 1.9%
Amazon.com, Inc. (A)	122,359	12,618,884
Chewy, Inc., Class A (A)(B)	1,321	59,524
DoorDash, Inc., Class A (A)	789	45,699
eBay, Inc.	21,124	1,045,638
Etsy, Inc. (A)	3,204	440,806
Leisure products – 0.1%
Hasbro, Inc.	6,023	356,381
Mattel, Inc. (A)	9,672	197,889
Polaris, Inc.	1,006	115,529
Multiline retail – 0.7%
Dollar General Corp.	7,019	1,639,638
Dollar Tree, Inc. (A)	10,280	1,543,850
Target Corp.	14,216	2,447,142
Specialty retail – 2.6%
Advance Auto Parts, Inc.	2,897	441,155
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
AutoNation, Inc. (A)	809	$102,516
AutoZone, Inc. (A)	439	1,070,655
Bath & Body Works, Inc.	5,618	258,484
Best Buy Company, Inc.	14,920	1,323,702
Burlington Stores, Inc. (A)	2,179	500,800
CarMax, Inc. (A)	8,043	566,629
Dick’s Sporting Goods, Inc.	2,240	292,902
Five Below, Inc. (A)	1,635	322,308
Floor & Decor Holdings, Inc., Class A (A)	3,036	275,578
Lithia Motors, Inc.	999	262,937
Lowe’s Companies, Inc.	9,250	1,926,313
Murphy USA, Inc.	291	79,161
O’Reilly Automotive, Inc. (A)	1,411	1,118,006
Penske Automotive Group, Inc.	276	35,278
RH (A)(B)	462	144,139
Ross Stores, Inc.	13,456	1,590,365
The Home Depot, Inc.	13,156	4,264,781
The TJX Companies, Inc.	25,030	2,048,956
Tractor Supply Company	7,005	1,597,070
Ulta Beauty, Inc. (A)	2,834	1,456,563
Williams-Sonoma, Inc.	3,447	465,138
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	2,652	176,331
Deckers Outdoor Corp. (A)	1,039	444,152
Levi Strauss & Company, Class A (B)	1,923	35,383
Lululemon Athletica, Inc. (A)	3,901	1,197,139
NIKE, Inc., Class B	19,785	2,519,224
Ralph Lauren Corp.	1,018	126,079
Tapestry, Inc.	9,643	439,432
VF Corp.	11,287	349,220
Consumer staples – 6.1%		46,602,263
Beverages – 1.3%
Brown-Forman Corp., Class A	2,065	137,323
Brown-Forman Corp., Class B	7,888	525,183
Celsius Holdings, Inc. (A)	202	20,265
Constellation Brands, Inc., Class A	4,229	979,098
Keurig Dr. Pepper, Inc.	12,704	448,197
Molson Coors Beverage Company, Class B	7,450	391,721
Monster Beverage Corp. (A)	8,264	860,117
PepsiCo, Inc.	20,770	3,552,085
The Coca-Cola Company	53,257	3,265,719
Food and staples retailing – 1.6%
Albertsons Companies, Inc., Class A	4,767	101,060
BJ’s Wholesale Club Holdings, Inc. (A)	2,606	188,857
Casey’s General Stores, Inc.	444	104,744
Costco Wholesale Corp.	6,815	3,483,419
Performance Food Group Company (A)	2,393	146,739
Sysco Corp.	13,077	1,012,944
The Kroger Company	44,756	1,997,460
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing (continued)
U.S. Foods Holding Corp. (A)	8,156	$310,988
Walgreens Boots Alliance, Inc.	19,395	714,900
Walmart, Inc.	25,881	3,723,499
Food products – 1.6%
Archer-Daniels-Midland Company	15,948	1,321,292
Bunge, Ltd.	6,564	650,492
Campbell Soup Company	9,785	508,135
Conagra Brands, Inc.	19,768	735,172
Darling Ingredients, Inc. (A)	4,798	318,059
General Mills, Inc.	18,304	1,434,301
Hormel Foods Corp.	10,216	462,887
Kellogg Company	11,512	789,493
Lamb Weston Holdings, Inc.	5,759	575,267
McCormick & Company, Inc.	10,739	806,714
Mondelez International, Inc., Class A	24,764	1,620,556
Pilgrim’s Pride Corp. (A)	520	12,626
The Hershey Company	4,226	949,160
The J.M. Smucker Company	4,287	655,054
The Kraft Heinz Company	13,911	563,813
Tyson Foods, Inc., Class A	11,307	743,435
Household products – 1.1%
Church & Dwight Company, Inc.	9,492	767,523
Colgate-Palmolive Company	14,421	1,074,797
Kimberly-Clark Corp.	6,434	836,484
The Clorox Company	5,735	829,797
The Procter & Gamble Company	35,310	5,027,438
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	3,243	898,570
Tobacco – 0.4%
Altria Group, Inc.	26,827	1,208,288
Philip Morris International, Inc.	17,734	1,848,592
Energy – 5.1%		38,662,493
Energy equipment and services – 0.4%
Baker Hughes Company	24,381	773,853
Halliburton Company	25,783	1,062,775
NOV, Inc.	3,879	94,803
Schlumberger, Ltd.	22,815	1,299,999
Oil, gas and consumable fuels – 4.7%
Antero Resources Corp. (A)	2,855	82,338
APA Corp.	4,450	197,269
Cheniere Energy, Inc.	6,522	996,496
Chesapeake Energy Corp.	2,234	193,732
Chevron Corp.	28,994	5,045,536
ConocoPhillips	26,001	3,168,742
Coterra Energy, Inc.	16,114	403,333
Devon Energy Corp.	12,118	766,342
Diamondback Energy, Inc.	7,074	1,033,653
EOG Resources, Inc.	16,113	2,130,944
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	5,778	$188,767
Exxon Mobil Corp.	61,278	7,108,861
Hess Corp.	10,484	1,574,277
HF Sinclair Corp.	1,676	95,364
Kinder Morgan, Inc.	55,743	1,020,097
Marathon Oil Corp.	29,548	811,684
Marathon Petroleum Corp.	15,983	2,054,135
Matador Resources Company	1,534	101,489
New Fortress Energy, Inc.	272	10,551
Occidental Petroleum Corp.	20,654	1,338,173
ONEOK, Inc.	15,424	1,056,236
Ovintiv, Inc.	4,722	232,464
Phillips 66	11,012	1,104,173
Pioneer Natural Resources Company	4,466	1,028,743
Range Resources Corp.	2,170	54,293
Southwestern Energy Company (A)	10,510	58,015
Targa Resources Corp.	4,814	361,146
Texas Pacific Land Corp.	155	309,357
The Williams Companies, Inc.	19,474	627,842
Valero Energy Corp.	16,208	2,269,606
Vitesse Energy, Inc. (A)	464	7,405
Financials – 13.7%		104,476,258
Banks – 4.0%
Bank of America Corp.	103,656	3,677,715
Citigroup, Inc.	37,701	1,968,746
Citizens Financial Group, Inc.	20,510	888,493
Comerica, Inc.	7,213	528,785
Commerce Bancshares, Inc.	4,633	308,372
Cullen/Frost Bankers, Inc.	721	93,932
East West Bancorp, Inc.	5,968	468,607
Fifth Third Bancorp	36,112	1,310,504
First Citizens BancShares, Inc., Class A	229	178,089
First Horizon Corp.	15,920	393,702
First Republic Bank	6,173	869,652
Huntington Bancshares, Inc.	52,874	802,099
JPMorgan Chase & Co.	46,432	6,498,623
KeyCorp	46,351	889,476
M&T Bank Corp.	6,053	944,268
Regions Financial Corp.	55,610	1,309,059
Signature Bank	2,079	268,087
SVB Financial Group (A)	2,153	651,153
The PNC Financial Services Group, Inc.	8,698	1,438,910
Truist Financial Corp.	30,071	1,485,207
U.S. Bancorp	27,862	1,387,528
Webster Financial Corp.	2,545	133,994
Wells Fargo & Company	69,759	3,269,604
Western Alliance Bancorp	2,303	173,577
Zions Bancorp NA	8,152	433,360
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets – 3.7%
Ameriprise Financial, Inc.	5,901	$2,066,058
Ares Management Corp., Class A	3,690	306,233
BlackRock, Inc.	1,716	1,302,804
Cboe Global Markets, Inc.	3,759	461,906
CME Group, Inc.	4,595	811,753
FactSet Research Systems, Inc.	1,548	654,711
Franklin Resources, Inc.	13,233	412,870
Intercontinental Exchange, Inc.	10,505	1,129,813
Invesco, Ltd.	9,126	168,922
Jefferies Financial Group, Inc.	3,997	157,002
KKR & Company, Inc.	10,472	584,442
LPL Financial Holdings, Inc.	3,241	768,506
MarketAxess Holdings, Inc.	1,331	484,284
Moody’s Corp.	3,820	1,232,905
Morgan Stanley	27,501	2,676,672
Morningstar, Inc.	846	205,476
MSCI, Inc.	2,016	1,071,625
Nasdaq, Inc.	13,879	835,377
Northern Trust Corp.	9,308	902,597
Raymond James Financial, Inc.	8,521	960,913
Robinhood Markets, Inc., Class A (A)	4,982	51,863
S&P Global, Inc.	5,126	1,921,942
SEI Investments Company	6,621	413,349
State Street Corp.	14,158	1,293,050
Stifel Financial Corp.	811	54,670
T. Rowe Price Group, Inc.	6,646	774,060
The Bank of New York Mellon Corp.	27,479	1,389,613
The Blackstone Group, Inc.	8,239	790,614
The Charles Schwab Corp.	23,042	1,783,912
The Goldman Sachs Group, Inc.	6,103	2,232,538
TPG, Inc.	585	18,843
Tradeweb Markets, Inc., Class A	2,168	161,603
Consumer finance – 1.0%
Ally Financial, Inc.	24,784	805,232
American Express Company	12,026	2,103,708
Capital One Financial Corp.	14,250	1,695,750
Credit Acceptance Corp. (A)	187	86,514
Discover Financial Services	14,629	1,707,643
Synchrony Financial	26,968	990,535
Diversified financial services – 1.1%
Apollo Global Management, Inc.	10,404	736,395
Berkshire Hathaway, Inc., Class B (A)	22,936	7,145,023
Equitable Holdings, Inc.	17,962	576,041
Insurance – 3.9%
Aflac, Inc.	24,596	1,807,806
American Financial Group, Inc.	3,423	488,086
American International Group, Inc.	29,144	1,842,484
Aon PLC, Class A	5,798	1,847,707
Arch Capital Group, Ltd. (A)	15,191	977,541
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Arthur J. Gallagher & Company	7,346	$1,437,759
Assurant, Inc.	1,885	249,932
Brown & Brown, Inc.	9,242	541,212
Chubb, Ltd.	6,586	1,498,249
Cincinnati Financial Corp.	6,297	712,506
CNA Financial Corp.	1,516	66,037
Erie Indemnity Company, Class A	911	222,603
Everest Re Group, Ltd.	1,820	636,436
F&G Annuities & Life, Inc.	914	19,614
Fidelity National Financial, Inc.	13,730	604,532
Globe Life, Inc.	4,903	592,528
Lincoln National Corp.	8,764	310,509
Loews Corp.	12,025	739,297
Markel Corp. (A)	483	680,537
Marsh & McLennan Companies, Inc.	8,505	1,487,610
MetLife, Inc.	15,768	1,151,379
Old Republic International Corp.	6,726	177,499
Principal Financial Group, Inc.	13,957	1,291,720
Prudential Financial, Inc.	11,365	1,192,643
Reinsurance Group of America, Inc.	2,972	451,060
The Allstate Corp.	13,326	1,711,991
The Hartford Financial Services Group, Inc.	20,589	1,597,912
The Progressive Corp.	11,223	1,530,256
The Travelers Companies, Inc.	12,005	2,294,396
Unum Group	2,050	86,162
W.R. Berkley Corp.	10,058	705,468
Willis Towers Watson PLC	4,773	1,213,249
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A	1,087	10,229
Health care – 13.5%		103,234,326
Biotechnology – 2.2%
AbbVie, Inc.	23,506	3,473,012
Alnylam Pharmaceuticals, Inc. (A)	2,464	557,850
Amgen, Inc.	9,882	2,494,217
Biogen, Inc. (A)	4,356	1,267,160
Biohaven, Ltd. (A)	406	7,751
BioMarin Pharmaceutical, Inc. (A)	5,971	688,755
Exact Sciences Corp. (A)	2,961	199,927
Gilead Sciences, Inc.	26,930	2,260,504
Horizon Therapeutics PLC (A)	6,202	680,483
Incyte Corp. (A)	4,833	411,482
Karuna Therapeutics, Inc. (A)	133	26,519
Moderna, Inc. (A)	4,696	826,778
Neurocrine Biosciences, Inc. (A)	2,082	230,956
Regeneron Pharmaceuticals, Inc. (A)	2,112	1,601,889
Sarepta Therapeutics, Inc. (A)	455	56,861
Seagen, Inc. (A)	2,974	414,814
United Therapeutics Corp. (A)	765	201,325
Vertex Pharmaceuticals, Inc. (A)	4,374	1,413,239
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 2.6%
Abbott Laboratories	26,403	$2,918,852
ABIOMED, Inc. (A)(C)	1,170	1,193
Align Technology, Inc. (A)	1,153	310,999
Baxter International, Inc.	13,749	628,192
Becton, Dickinson and Company	5,063	1,276,990
Boston Scientific Corp. (A)	24,192	1,118,880
Dentsply Sirona, Inc.	8,546	314,749
DexCom, Inc. (A)	6,403	685,697
Edwards Lifesciences Corp. (A)	12,044	923,775
Envista Holdings Corp. (A)	1,498	58,407
GE HealthCare Technologies, Inc. (A)	4,480	311,450
Hologic, Inc. (A)	13,933	1,133,728
IDEXX Laboratories, Inc. (A)	2,369	1,138,305
Insulet Corp. (A)	1,430	410,868
Intuitive Surgical, Inc. (A)	4,371	1,073,911
Masimo Corp. (A)	1,356	230,628
Medtronic PLC	18,181	1,521,568
Novocure, Ltd. (A)	1,515	138,138
ResMed, Inc.	5,682	1,297,598
Shockwave Medical, Inc. (A)	181	34,015
STERIS PLC	3,429	708,123
Stryker Corp.	4,896	1,242,654
Teleflex, Inc.	1,542	375,354
The Cooper Companies, Inc.	1,876	654,593
Zimmer Biomet Holdings, Inc.	7,865	1,001,529
Health care providers and services – 3.4%
Acadia Healthcare Company, Inc. (A)	867	72,845
agilon health, Inc. (A)(B)	2,680	58,317
AmerisourceBergen Corp.	6,424	1,085,399
Cardinal Health, Inc.	12,176	940,596
Centene Corp. (A)	16,144	1,230,819
Chemed Corp.	147	74,256
Cigna Corp.	7,026	2,224,923
CVS Health Corp.	24,184	2,133,512
DaVita, Inc. (A)	3,098	255,244
Elevance Health, Inc.	4,784	2,391,952
HCA Healthcare, Inc.	4,875	1,243,466
Henry Schein, Inc. (A)	8,026	691,440
Humana, Inc.	3,676	1,881,009
Laboratory Corp. of America Holdings	5,623	1,417,671
McKesson Corp.	3,165	1,198,522
Molina Healthcare, Inc. (A)	2,673	833,522
Quest Diagnostics, Inc.	9,354	1,388,882
R1 RCM, Inc. (A)	1,060	15,169
UnitedHealth Group, Inc.	12,300	6,140,037
Universal Health Services, Inc., Class B	4,366	647,085
Health care technology – 0.0%
Doximity, Inc., Class A (A)(B)	528	18,623
Veeva Systems, Inc., Class A (A)	2,157	367,876
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 2.0%
Agilent Technologies, Inc.	9,112	$1,385,753
Avantor, Inc. (A)	16,670	398,413
Bio-Rad Laboratories, Inc., Class A (A)	790	369,293
Bio-Techne Corp.	4,329	344,848
Bruker Corp.	3,719	260,776
Charles River Laboratories International, Inc. (A)	1,744	424,228
Danaher Corp.	9,420	2,490,460
Illumina, Inc. (A)	2,780	595,476
IQVIA Holdings, Inc. (A)	6,086	1,396,189
Mettler-Toledo International, Inc. (A)	1,102	1,689,278
PerkinElmer, Inc.	5,092	700,303
Repligen Corp. (A)	1,056	195,677
Syneos Health, Inc. (A)	2,780	99,858
Thermo Fisher Scientific, Inc.	6,035	3,441,942
Waters Corp. (A)	2,682	881,252
West Pharmaceutical Services, Inc.	2,529	671,702
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	36,826	2,675,409
Catalent, Inc. (A)	5,967	319,533
Elanco Animal Health, Inc. (A)	14,976	205,620
Eli Lilly & Company	12,161	4,185,208
Jazz Pharmaceuticals PLC (A)	2,327	364,548
Johnson & Johnson	40,266	6,580,270
Merck & Company, Inc.	40,129	4,310,256
Organon & Company	6,263	188,704
Pfizer, Inc.	98,345	4,342,915
Royalty Pharma PLC, Class A	7,403	290,124
Viatris, Inc.	35,369	430,087
Zoetis, Inc.	8,226	1,361,321
Industrials – 11.2%		85,676,672
Aerospace and defense – 1.7%
Axon Enterprise, Inc. (A)	970	189,577
General Dynamics Corp.	4,975	1,159,474
HEICO Corp.	1,172	200,353
HEICO Corp., Class A	2,036	272,172
Howmet Aerospace, Inc.	16,176	658,201
Huntington Ingalls Industries, Inc.	1,929	425,422
L3Harris Technologies, Inc.	4,299	923,511
Lockheed Martin Corp.	3,897	1,805,324
Northrop Grumman Corp.	2,501	1,120,548
Raytheon Technologies Corp.	26,726	2,668,591
Textron, Inc.	11,505	838,139
The Boeing Company (A)	6,869	1,463,097
TransDigm Group, Inc.	1,462	1,049,351
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	6,410	642,090
Expeditors International of Washington, Inc.	7,945	859,252
FedEx Corp.	5,617	1,088,912
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	9,595	$1,777,282
Airlines – 0.1%
American Airlines Group, Inc. (A)	6,021	97,179
Delta Air Lines, Inc. (A)	5,796	226,624
Southwest Airlines Company	7,280	260,406
United Airlines Holdings, Inc. (A)	4,052	198,386
Building products – 1.1%
A.O. Smith Corp.	5,328	360,706
Advanced Drainage Systems, Inc.	1,423	143,495
Allegion PLC	5,078	596,919
Builders FirstSource, Inc. (A)	6,597	525,781
Carlisle Companies, Inc.	2,748	689,363
Carrier Global Corp.	33,306	1,516,422
Fortune Brands Innovations, Inc.	6,054	390,544
Johnson Controls International PLC	21,778	1,515,095
Lennox International, Inc.	1,393	363,044
Masco Corp.	10,085	536,522
Masterbrand, Inc. (A)	6,104	56,157
Owens Corning	5,614	542,593
Trane Technologies PLC	7,495	1,342,504
Commercial services and supplies – 0.7%
Cintas Corp.	2,207	979,334
Copart, Inc. (A)	17,878	1,190,854
Republic Services, Inc.	6,335	790,735
Rollins, Inc.	8,841	321,812
Tetra Tech, Inc.	792	123,172
Waste Management, Inc.	11,793	1,824,731
Construction and engineering – 0.2%
AECOM	4,934	430,590
Quanta Services, Inc.	4,697	714,836
WillScot Mobile Mini Holdings Corp. (A)	3,627	175,764
Electrical equipment – 0.9%
AMETEK, Inc.	9,392	1,361,089
Eaton Corp. PLC	9,859	1,599,228
Emerson Electric Company	14,159	1,277,425
Generac Holdings, Inc. (A)	1,482	178,729
Hubbell, Inc.	2,288	523,746
Plug Power, Inc. (A)(B)	12,058	205,227
Regal Rexnord Corp.	1,118	155,626
Rockwell Automation, Inc.	5,168	1,457,531
Sensata Technologies Holding PLC	6,961	353,967
Industrial conglomerates – 0.6%
3M Company	10,048	1,156,324
General Electric Company	13,493	1,085,917
Honeywell International, Inc.	11,064	2,306,623
Machinery – 2.8%
AGCO Corp.	1,683	232,473
Caterpillar, Inc.	10,432	2,631,889
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Chart Industries, Inc. (A)	379	$50,778
Cummins, Inc.	6,343	1,582,832
Deere & Company	5,596	2,366,213
Dover Corp.	7,420	1,126,579
Fortive Corp.	12,065	820,782
Graco, Inc.	5,783	395,095
IDEX Corp.	3,000	719,040
Illinois Tool Works, Inc.	7,201	1,699,724
Ingersoll Rand, Inc.	13,642	763,952
Lincoln Electric Holdings, Inc.	2,423	404,326
Nordson Corp.	1,851	450,348
Otis Worldwide Corp.	11,694	961,598
PACCAR, Inc.	17,466	1,909,208
Parker-Hannifin Corp.	6,213	2,025,438
Pentair PLC	6,712	371,711
RBC Bearings, Inc. (A)	248	60,505
Snap-on, Inc.	2,483	617,597
Stanley Black & Decker, Inc.	7,026	627,492
The Middleby Corp. (A)	1,513	235,196
The Toro Company	4,011	447,307
Wabtec Corp.	6,296	653,588
Xylem, Inc.	6,398	665,456
Professional services – 0.7%
Booz Allen Hamilton Holding Corp.	5,808	549,669
Clarivate PLC (A)	7,274	80,887
CoStar Group, Inc. (A)	10,853	845,449
Dun & Bradstreet Holdings, Inc.	2,786	40,815
Equifax, Inc.	4,895	1,087,669
KBR, Inc.	1,179	60,400
Leidos Holdings, Inc.	5,890	582,168
Robert Half International, Inc.	5,298	444,820
TransUnion	7,136	512,008
Verisk Analytics, Inc.	5,951	1,081,832
Road and rail – 1.2%
Avis Budget Group, Inc. (A)	443	88,618
CSX Corp.	50,299	1,555,245
J.B. Hunt Transport Services, Inc.	5,036	952,056
Knight-Swift Transportation Holdings, Inc.	5,090	300,819
Norfolk Southern Corp.	7,338	1,803,754
Old Dominion Freight Line, Inc.	3,921	1,306,634
Uber Technologies, Inc. (A)	16,023	495,591
U-Haul Holding Company (B)	405	27,147
U-Haul Holding Company, Series N	3,639	224,854
Union Pacific Corp.	11,237	2,294,483
Trading companies and distributors – 0.6%
Fastenal Company	22,856	1,155,371
United Rentals, Inc. (A)	4,489	1,979,425
W.W. Grainger, Inc.	2,294	1,352,267
Watsco, Inc.	1,111	319,268
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology – 21.9%		$167,013,522
Communications equipment – 0.9%
Arista Networks, Inc. (A)	8,336	1,050,503
Ciena Corp. (A)	5,014	260,828
Cisco Systems, Inc.	71,059	3,458,442
F5, Inc. (A)	2,717	401,192
Juniper Networks, Inc.	16,542	534,307
Motorola Solutions, Inc.	3,737	960,446
Ubiquiti, Inc. (B)	190	55,510
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	19,875	1,585,429
Arrow Electronics, Inc. (A)	4,665	548,091
CDW Corp.	5,612	1,100,120
Cognex Corp.	5,220	285,743
Corning, Inc.	36,843	1,275,136
Flex, Ltd. (A)	31,709	740,405
Jabil, Inc.	4,476	351,948
Keysight Technologies, Inc. (A)	7,899	1,416,686
TD SYNNEX Corp.	376	38,408
TE Connectivity, Ltd.	9,325	1,185,674
Teledyne Technologies, Inc. (A)	1,480	627,905
Trimble, Inc. (A)	9,337	542,106
Zebra Technologies Corp., Class A (A)	2,009	635,206
IT services – 4.2%
Accenture PLC, Class A	10,245	2,858,867
Affirm Holdings, Inc. (A)(B)	846	13,697
Akamai Technologies, Inc. (A)	7,366	655,206
Amdocs, Ltd.	7,034	646,636
Automatic Data Processing, Inc.	7,133	1,610,703
Block, Inc. (A)	3,461	282,833
Broadridge Financial Solutions, Inc.	4,596	691,055
Cloudflare, Inc., Class A (A)	3,862	204,338
Cognizant Technology Solutions Corp., Class A	17,506	1,168,526
Concentrix Corp.	717	101,678
EPAM Systems, Inc. (A)	1,599	531,907
Fidelity National Information Services, Inc.	9,809	736,067
Fiserv, Inc. (A)	8,971	957,026
FleetCor Technologies, Inc. (A)	3,434	717,054
Gartner, Inc. (A)	3,447	1,165,569
Genpact, Ltd.	7,026	332,189
Global Payments, Inc.	6,910	778,895
Globant SA (A)	802	130,068
GoDaddy, Inc., Class A (A)	4,613	378,866
IBM Corp.	17,480	2,355,080
Jack Henry & Associates, Inc.	3,156	568,364
Mastercard, Inc., Class A	12,893	4,778,146
MongoDB, Inc. (A)	1,007	215,709
Okta, Inc. (A)	2,318	170,628
Paychex, Inc.	8,142	943,332
PayPal Holdings, Inc. (A)	14,222	1,158,951
Snowflake, Inc., Class A (A)	1,435	224,491
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
SS&C Technologies Holdings, Inc.	9,242	$557,755
Twilio, Inc., Class A (A)	2,777	166,176
VeriSign, Inc. (A)	3,593	783,454
Visa, Inc., Class A	24,370	5,610,218
WEX, Inc. (A)	1,421	262,842
Semiconductors and semiconductor equipment – 4.9%
Advanced Micro Devices, Inc. (A)	22,894	1,720,484
Analog Devices, Inc.	9,863	1,691,209
Applied Materials, Inc.	18,151	2,023,655
Broadcom, Inc.	6,606	3,864,576
Enphase Energy, Inc. (A)	3,017	667,903
Entegris, Inc.	5,186	418,562
First Solar, Inc. (A)	3,087	548,251
GLOBALFOUNDRIES, Inc. (A)(B)	642	38,058
Intel Corp.	74,437	2,103,590
KLA Corp.	4,894	1,920,797
Lam Research Corp.	3,530	1,765,353
Lattice Semiconductor Corp. (A)	2,294	173,862
Marvell Technology, Inc.	25,745	1,110,897
Microchip Technology, Inc.	21,890	1,699,102
Micron Technology, Inc.	22,274	1,343,109
Monolithic Power Systems, Inc.	1,246	531,494
NVIDIA Corp.	26,066	5,092,514
NXP Semiconductors NV	3,358	618,913
ON Semiconductor Corp. (A)	18,430	1,353,684
Qorvo, Inc. (A)	4,830	524,828
Qualcomm, Inc.	19,974	2,660,737
Skyworks Solutions, Inc.	7,872	863,322
SolarEdge Technologies, Inc. (A)	1,373	438,165
Teradyne, Inc.	7,755	788,684
Texas Instruments, Inc.	16,356	2,898,447
Wolfspeed, Inc. (A)(B)	3,747	288,556
Software – 6.5%
Adobe, Inc. (A)	5,491	2,033,537
ANSYS, Inc. (A)	3,127	832,908
AppLovin Corp., Class A (A)	1,373	17,437
Aspen Technology, Inc. (A)	1,125	223,594
Atlassian Corp., Class A (A)	1,825	294,957
Autodesk, Inc. (A)	3,678	791,358
Bentley Systems, Inc., Class B	1,237	48,305
Bill.com Holdings, Inc. (A)	1,779	205,688
Black Knight, Inc. (A)	5,151	312,099
Cadence Design Systems, Inc. (A)	6,242	1,141,225
Ceridian HCM Holding, Inc. (A)	3,768	272,351
Confluent, Inc., Class A (A)	910	21,021
Crowdstrike Holdings, Inc., Class A (A)	1,838	194,644
Datadog, Inc., Class A (A)	2,822	211,114
DocuSign, Inc. (A)	1,879	113,943
Dolby Laboratories, Inc., Class A	2,346	186,648
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Dropbox, Inc., Class A (A)	7,700	$178,871
Dynatrace, Inc. (A)	2,922	112,292
Elastic NV (A)	1,211	71,255
Fair Isaac Corp. (A)	934	621,997
Five9, Inc. (A)	972	76,574
Fortinet, Inc. (A)	18,185	951,803
Gen Digital, Inc.	24,509	563,952
Gitlab, Inc., Class A (A)(B)	366	18,084
HubSpot, Inc. (A)	916	317,861
Intuit, Inc.	4,234	1,789,585
Manhattan Associates, Inc. (A)	1,966	256,288
Microsoft Corp.	107,762	26,704,501
Oracle Corp.	22,552	1,994,950
Palantir Technologies, Inc., Class A (A)	5,612	43,661
Palo Alto Networks, Inc. (A)	4,527	718,163
Paycom Software, Inc. (A)	1,510	489,149
Paylocity Holding Corp. (A)	925	192,668
Procore Technologies, Inc. (A)	634	35,472
PTC, Inc. (A)	3,487	470,327
Qualtrics International, Inc., Class A (A)	1,090	17,189
Roper Technologies, Inc.	2,382	1,016,519
salesforce.com, Inc. (A)	11,105	1,865,307
Samsara, Inc., Class A (A)	1,108	15,113
SentinelOne, Inc., Class A (A)	1,812	27,343
ServiceNow, Inc. (A)	2,034	925,734
Splunk, Inc. (A)	3,742	358,371
Synopsys, Inc. (A)	3,896	1,378,210
Tyler Technologies, Inc. (A)	1,457	470,276
UiPath, Inc., Class A (A)	2,422	37,202
Unity Software, Inc. (A)	2,058	73,100
VMware, Inc., Class A (A)	3,364	411,989
Workday, Inc., Class A (A)	2,690	488,047
Zoom Video Communications, Inc., Class A (A)	1,154	86,550
Zscaler, Inc. (A)	1,345	166,995
Technology hardware, storage and peripherals – 4.1%
Apple, Inc.	185,565	26,775,174
Dell Technologies, Inc., Class C	7,461	303,066
Hewlett Packard Enterprise Company	48,377	780,321
HP, Inc.	36,959	1,076,985
NetApp, Inc.	12,264	812,245
Pure Storage, Inc., Class A (A)	2,028	58,690
Seagate Technology Holdings PLC	11,241	761,915
Western Digital Corp. (A)	14,556	639,736
Materials – 4.5%		34,563,066
Chemicals – 2.5%
Air Products & Chemicals, Inc.	4,657	1,492,615
Albemarle Corp.	3,749	1,055,156
Celanese Corp.	6,040	744,128
CF Industries Holdings, Inc.	9,640	816,508
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Corteva, Inc.	20,698	$1,333,986
Dow, Inc.	24,418	1,449,208
DuPont de Nemours, Inc.	15,608	1,154,212
Eastman Chemical Company	6,609	582,716
Ecolab, Inc.	5,313	822,612
FMC Corp.	5,465	727,555
International Flavors & Fragrances, Inc.	8,065	906,990
Linde PLC	6,470	2,141,182
LyondellBasell Industries NV, Class A	12,443	1,203,114
Olin Corp.	3,567	230,393
PPG Industries, Inc.	9,531	1,242,271
RPM International, Inc.	5,687	511,318
The Mosaic Company	16,529	818,847
The Sherwin-Williams Company	6,019	1,424,035
Westlake Corp.	1,709	209,780
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,431	874,285
Vulcan Materials Company	5,011	918,667
Containers and packaging – 0.7%
Amcor PLC	57,363	691,798
AptarGroup, Inc.	2,470	285,631
Avery Dennison Corp.	3,369	638,223
Ball Corp.	14,314	833,647
Berry Global Group, Inc.	6,602	407,541
Crown Holdings, Inc.	5,850	515,736
Graphic Packaging Holding Company	3,151	75,908
International Paper Company	21,957	918,242
Packaging Corp. of America	4,802	685,245
Sealed Air Corp.	3,104	169,975
Westrock Company	10,811	424,224
Metals and mining – 1.1%
Alcoa Corp.	5,473	285,910
Cleveland-Cliffs, Inc. (A)	16,674	355,990
Freeport-McMoRan, Inc.	34,484	1,538,676
MP Materials Corp. (A)	365	11,866
Newmont Corp.	22,508	1,191,348
Nucor Corp.	15,269	2,580,766
Reliance Steel & Aluminum Company	3,262	741,942
Royal Gold, Inc.	437	55,512
Southern Copper Corp.	2,749	206,752
Steel Dynamics, Inc.	10,681	1,288,556
Real estate – 3.2%		24,734,453
Equity real estate investment trusts – 3.0%
Alexandria Real Estate Equities, Inc.	3,948	634,602
American Homes 4 Rent, Class A	7,579	259,884
American Tower Corp.	5,547	1,239,144
Americold Realty Trust, Inc.	4,575	143,701
Apartment Income REIT Corp.	833	31,871
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
AvalonBay Communities, Inc.	3,891	$690,419
Boston Properties, Inc.	4,310	321,267
Camden Property Trust	2,742	337,842
Crown Castle, Inc.	5,929	878,144
CubeSmart	5,416	247,999
Digital Realty Trust, Inc.	6,644	761,535
EastGroup Properties, Inc.	471	79,246
Equinix, Inc.	1,261	930,782
Equity LifeStyle Properties, Inc.	4,745	340,596
Equity Residential	9,518	605,821
Essex Property Trust, Inc.	1,850	418,230
Extra Space Storage, Inc.	3,597	567,715
Federal Realty Investment Trust	2,160	240,905
Gaming and Leisure Properties, Inc.	6,196	331,858
Healthcare Realty Trust, Inc.	2,684	57,787
Healthpeak Properties, Inc.	14,416	396,152
Host Hotels & Resorts, Inc.	20,865	393,305
Invitation Homes, Inc.	15,341	498,583
Iron Mountain, Inc.	8,087	441,388
Kimco Realty Corp.	10,983	246,678
Lamar Advertising Company, Class A	2,360	251,434
Life Storage, Inc.	1,278	138,075
Medical Properties Trust, Inc.	14,735	190,818
Mid-America Apartment Communities, Inc.	3,176	529,503
National Retail Properties, Inc.	4,618	218,662
Omega Healthcare Investors, Inc.	1,593	46,898
Prologis, Inc.	15,084	1,950,060
Public Storage	2,131	648,549
Realty Income Corp.	13,077	887,013
Regency Centers Corp.	4,588	305,698
Rexford Industrial Realty, Inc.	2,484	157,659
SBA Communications Corp.	2,750	818,208
Simon Property Group, Inc.	7,219	927,353
STORE Capital Corp.	6,376	205,371
Sun Communities, Inc.	2,949	462,580
UDR, Inc.	8,342	355,286
Ventas, Inc.	10,486	543,280
VICI Properties, Inc.	21,892	748,269
Welltower, Inc.	11,408	856,056
Weyerhaeuser Company	27,526	947,720
WP Carey, Inc.	4,831	413,195
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	17,006	1,454,183
Jones Lang LaSalle, Inc. (A)	2,410	445,537
Zillow Group, Inc., Class A (A)	840	36,086
Zillow Group, Inc., Class C (A)	2,296	101,506
Utilities – 4.2%		31,873,140
Electric utilities – 2.3%
Alliant Energy Corp.	10,912	589,575
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	14,641	$1,375,668
Avangrid, Inc.	2,299	96,949
Constellation Energy Corp.	4,732	403,924
Duke Energy Corp.	15,299	1,567,383
Edison International	18,288	1,260,043
Entergy Corp.	11,620	1,258,214
Evergy, Inc.	12,347	773,540
Eversource Energy	15,132	1,245,818
Exelon Corp.	37,732	1,591,913
FirstEnergy Corp.	23,450	960,278
NextEra Energy, Inc.	21,076	1,572,902
NRG Energy, Inc.	11,767	402,667
OGE Energy Corp.	2,820	110,882
PG&E Corp. (A)	31,018	493,186
Pinnacle West Capital Corp.	6,216	463,403
PPL Corp.	38,659	1,144,306
The Southern Company	18,917	1,280,303
Xcel Energy, Inc.	18,365	1,262,961
Gas utilities – 0.1%
Atmos Energy Corp.	5,131	603,098
UGI Corp.	11,790	469,596
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	2,847	89,737
Clearway Energy, Inc., Class A	401	12,852
Clearway Energy, Inc., Class C	1,098	37,101
The AES Corp.	32,974	903,817
Vistra Corp.	15,156	349,497
Multi-utilities – 1.4%
Ameren Corp.	12,702	1,103,423
CenterPoint Energy, Inc.	28,582	860,890
CMS Energy Corp.	12,514	790,760
Consolidated Edison, Inc.	17,055	1,625,512
Dominion Energy, Inc.	11,900	757,316
DTE Energy Company	9,101	1,059,083
NiSource, Inc.	21,705	602,314
Public Service Enterprise Group, Inc.	21,443	1,327,965
Sempra Energy	6,379	1,022,745
WEC Energy Group, Inc.	11,909	1,119,327
Water utilities – 0.2%
American Water Works Company, Inc.	6,144	961,475
Essential Utilities, Inc.	6,906	322,717

SHORT-TERM INVESTMENTS – 0.1%		$333,099
(Cost $333,099)
Short-term funds – 0.1%		333,099
John Hancock Collateral Trust, 4.3787% (D)(E)	3,099	30,985
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.1717% (D)	302,114	$302,114
Total investments (Multifactor Large Cap ETF) (Cost $669,513,715) 100.0%		$762,871,716
Other assets and liabilities, net 0.0%		243,504
Total net assets 100.0%		$763,115,220

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $860,862. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $823,770 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 1-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$3,032,213,874
(Cost $2,620,352,922)
Communication services – 3.2%		96,781,353
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	154,629	4,578,565
Iridium Communications, Inc. (A)	38,784	2,320,835
Lumen Technologies, Inc.	898,170	4,715,393
Entertainment – 0.7%
Endeavor Group Holdings, Inc., Class A (A)	37,645	844,377
Liberty Media Corp.-Liberty Formula One, Series A (A)	10,537	670,996
Liberty Media Corp.-Liberty Formula One, Series C (A)	81,447	5,766,448
Live Nation Entertainment, Inc. (A)	35,825	2,883,554
Take-Two Interactive Software, Inc. (A)	52,749	5,972,769
Warner Brothers Discovery, Inc. (A)	262,550	3,890,991
Warner Music Group Corp., Class A	27,713	1,010,139
World Wrestling Entertainment, Inc., Class A	13,825	1,169,872
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	56,585	1,597,395
Media – 2.0%
Cable One, Inc.	3,096	2,445,468
DISH Network Corp., Class A (A)	109,782	1,579,763
Fox Corp., Class A	133,372	4,526,646
Fox Corp., Class B	57,739	1,830,326
Liberty Broadband Corp., Series A (A)	7,329	656,825
Liberty Broadband Corp., Series C (A)	48,019	4,311,146
Liberty Media Corp.-Liberty SiriusXM, Series A	36,408	1,478,893
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	53,896	$2,172,009
News Corp., Class A	263,132	5,331,054
News Corp., Class B	75,892	1,551,232
Nexstar Media Group, Inc.	31,329	6,415,239
Omnicom Group, Inc.	91,583	7,875,222
Paramount Global, Class A	1,894	50,475
Paramount Global, Class B	154,165	3,570,461
Sirius XM Holdings, Inc. (B)	172,110	996,517
The Interpublic Group of Companies, Inc.	258,148	9,412,076
The New York Times Company, Class A	65,235	2,272,787
The Trade Desk, Inc., Class A (A)	96,329	4,883,880
Consumer discretionary – 12.4%		378,208,975
Auto components – 0.7%
Autoliv, Inc.	58,156	5,357,331
BorgWarner, Inc.	147,244	6,961,696
Gentex Corp.	149,277	4,405,164
Lear Corp.	40,237	5,865,750
QuantumScape Corp. (A)(B)	22,872	194,641
Automobiles – 0.2%
Harley-Davidson, Inc.	106,027	4,880,423
Distributors – 0.8%
Genuine Parts Company	56,283	9,445,413
LKQ Corp.	141,594	8,348,382
Pool Corp.	16,778	6,469,765
Diversified consumer services – 0.4%
ADT, Inc.	148,150	1,302,239
H&R Block, Inc.	50,693	1,976,013
Service Corp. International	129,191	9,579,513
Hotels, restaurants and leisure – 2.6%
Aramark	141,192	6,287,280
Boyd Gaming Corp.	47,399	2,953,432
Caesars Entertainment, Inc. (A)	52,518	2,734,087
Carnival Corp. (A)(B)	121,101	1,310,313
Choice Hotels International, Inc.	18,297	2,248,518
Churchill Downs, Inc.	15,215	3,774,842
Darden Restaurants, Inc.	49,281	7,292,110
Domino’s Pizza, Inc.	12,185	4,301,305
DraftKings, Inc., Class A (A)(B)	49,078	735,679
Dutch Bros, Inc., Class A (A)(B)	6,171	235,177
Expedia Group, Inc. (A)	33,122	3,785,845
Hilton Grand Vacations, Inc. (A)	16,931	801,852
Hyatt Hotels Corp., Class A (A)	21,805	2,379,362
Light & Wonder, Inc. (A)	23,443	1,529,656
Marriott Vacations Worldwide Corp.	21,918	3,507,757
MGM Resorts International	158,008	6,543,111
Norwegian Cruise Line Holdings, Ltd. (A)	151,260	2,300,665
Penn Entertainment, Inc. (A)	58,225	2,064,076
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	32,282	$2,732,671
Royal Caribbean Cruises, Ltd. (A)	52,816	3,429,871
Texas Roadhouse, Inc.	33,123	3,326,543
Vail Resorts, Inc.	22,082	5,792,992
Wyndham Hotels & Resorts, Inc.	51,934	4,025,404
Wynn Resorts, Ltd. (A)	37,099	3,844,940
Household durables – 2.4%
D.R. Horton, Inc.	143,681	14,179,878
Garmin, Ltd.	51,403	5,082,729
Leggett & Platt, Inc.	51,799	1,893,771
Lennar Corp., A Shares	101,104	10,353,050
Lennar Corp., B Shares	5,540	478,434
Mohawk Industries, Inc. (A)	29,648	3,559,539
Newell Brands, Inc.	229,222	3,658,383
NVR, Inc. (A)	1,599	8,426,730
PulteGroup, Inc.	180,407	10,263,354
Toll Brothers, Inc.	74,628	4,439,620
TopBuild Corp. (A)	18,948	3,790,737
Whirlpool Corp.	49,193	7,653,939
Internet and direct marketing retail – 0.3%
eBay, Inc.	86,071	4,260,515
Etsy, Inc. (A)	38,658	5,318,568
Wayfair, Inc., Class A (A)(B)	9,214	557,447
Leisure products – 0.6%
Brunswick Corp.	57,209	4,824,435
Hasbro, Inc.	69,154	4,091,842
Mattel, Inc. (A)	198,781	4,067,059
Polaris, Inc.	36,172	4,153,992
Multiline retail – 0.6%
Dillard’s, Inc., Class A	1,980	778,754
Dollar Tree, Inc. (A)	88,781	13,333,131
Macy’s, Inc.	150,750	3,562,223
Specialty retail – 2.9%
Advance Auto Parts, Inc.	41,025	6,247,287
AutoNation, Inc. (A)	50,782	6,435,095
Bath & Body Works, Inc.	81,641	3,756,302
Best Buy Company, Inc.	100,783	8,941,468
Burlington Stores, Inc. (A)	17,431	4,006,167
CarMax, Inc. (A)	72,375	5,098,819
Dick’s Sporting Goods, Inc.	44,281	5,790,184
Five Below, Inc. (A)	26,208	5,166,383
Floor & Decor Holdings, Inc., Class A (A)	47,384	4,301,046
Lithia Motors, Inc.	18,549	4,882,097
Murphy USA, Inc.	8,099	2,203,171
Penske Automotive Group, Inc.	14,565	1,861,698
RH (A)(B)	7,654	2,387,971
Tractor Supply Company	46,587	10,621,370
Ulta Beauty, Inc. (A)	20,185	10,374,283
Williams-Sonoma, Inc.	51,673	6,972,755
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	85,757	$5,701,983
Deckers Outdoor Corp. (A)	16,298	6,967,069
Levi Strauss & Company, Class A (B)	45,367	834,753
Ralph Lauren Corp.	24,216	2,999,152
Skechers USA, Inc., Class A (A)	76,581	3,687,375
Tapestry, Inc.	165,034	7,520,599
Consumer staples – 3.8%		115,472,314
Beverages – 0.2%
Celsius Holdings, Inc. (A)	7,716	774,069
Molson Coors Beverage Company, Class B	84,923	4,465,251
National Beverage Corp. (A)	7,445	329,069
Food and staples retailing – 0.9%
Albertsons Companies, Inc., Class A	58,214	1,234,137
BJ’s Wholesale Club Holdings, Inc. (A)	64,449	4,670,619
Casey’s General Stores, Inc.	21,654	5,108,395
Performance Food Group Company (A)	70,991	4,353,168
The Kroger Company	162,915	7,270,896
U.S. Foods Holding Corp. (A)	131,181	5,001,932
Food products – 2.2%
Bunge, Ltd.	77,389	7,669,250
Campbell Soup Company	84,872	4,407,403
Conagra Brands, Inc.	156,395	5,816,330
Darling Ingredients, Inc. (A)	101,017	6,696,417
Flowers Foods, Inc.	77,190	2,137,391
Hormel Foods Corp.	61,170	2,771,613
Ingredion, Inc.	43,935	4,516,518
Kellogg Company	64,791	4,443,367
Lamb Weston Holdings, Inc.	70,606	7,052,833
McCormick & Company, Inc.	69,919	5,252,315
Pilgrim’s Pride Corp. (A)	30,460	739,569
Post Holdings, Inc. (A)	39,790	3,778,061
The J.M. Smucker Company	43,073	6,581,554
Tyson Foods, Inc., Class A	92,228	6,063,991
Household products – 0.4%
Church & Dwight Company, Inc.	74,369	6,013,477
Reynolds Consumer Products, Inc.	30,645	912,302
The Clorox Company	39,344	5,692,683
Personal products – 0.1%
Coty, Inc., Class A (A)	172,661	1,719,704
Energy – 4.7%		142,126,766
Energy equipment and services – 0.7%
Baker Hughes Company	251,531	7,983,594
Halliburton Company	224,681	9,261,351
NOV, Inc.	151,458	3,701,634
Oil, gas and consumable fuels – 4.0%
Antero Resources Corp. (A)	100,904	2,910,071
APA Corp.	152,262	6,749,774
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy, Inc.	61,328	$9,370,305
Chesapeake Energy Corp.	50,380	4,368,954
Chord Energy Corp.	12,608	1,807,105
Civitas Resources, Inc.	20,887	1,390,030
Coterra Energy, Inc.	296,814	7,429,254
Diamondback Energy, Inc.	75,697	11,060,846
DT Midstream, Inc.	31,087	1,699,215
EQT Corp.	117,744	3,846,696
Hess Corp.	76,249	11,449,550
HF Sinclair Corp.	67,393	3,834,662
Magnolia Oil & Gas Corp., Class A	54,130	1,278,009
Marathon Oil Corp.	356,852	9,802,724
Matador Resources Company	51,190	3,386,730
Murphy Oil Corp.	60,892	2,655,500
New Fortress Energy, Inc. (B)	16,134	625,838
ONEOK, Inc.	124,964	8,557,535
Ovintiv, Inc.	137,204	6,754,553
PBF Energy, Inc., Class A	3,876	162,753
PDC Energy, Inc.	50,435	3,415,963
Range Resources Corp.	102,741	2,570,580
SM Energy Company	46,396	1,525,037
Southwestern Energy Company (A)	357,227	1,971,893
Targa Resources Corp.	89,770	6,734,545
Texas Pacific Land Corp.	2,799	5,586,384
Vitesse Energy, Inc. (A)	14,767	235,681
Financials – 14.6%		443,866,253
Banks – 4.7%
Bank OZK	23,758	1,085,028
BOK Financial Corp.	14,638	1,471,119
Cadence Bank	41,852	1,070,574
Citizens Financial Group, Inc.	182,431	7,902,911
Comerica, Inc.	70,110	5,139,764
Commerce Bancshares, Inc.	67,050	4,462,848
Cullen/Frost Bankers, Inc.	29,271	3,813,426
East West Bancorp, Inc.	86,963	6,828,335
Fifth Third Bancorp	278,744	10,115,620
First Citizens BancShares, Inc., Class A	4,700	3,655,096
First Financial Bankshares, Inc.	58,409	2,080,529
First Horizon Corp.	317,130	7,842,625
First Interstate BancSystem, Inc., Class A	22,376	802,851
First Republic Bank	54,007	7,608,506
Glacier Bancorp, Inc.	33,399	1,522,660
Huntington Bancshares, Inc.	542,944	8,236,460
KeyCorp	381,485	7,320,697
M&T Bank Corp.	62,464	9,744,384
Old National Bancorp	24,482	428,435
Pinnacle Financial Partners, Inc.	37,748	2,971,900
Popular, Inc.	41,009	2,814,858
Prosperity Bancshares, Inc.	46,959	3,562,310
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Regions Financial Corp.	411,337	$9,682,873
Signature Bank	20,250	2,611,238
SouthState Corp.	27,956	2,225,298
SVB Financial Group (A)	19,719	5,963,814
Synovus Financial Corp.	88,340	3,705,863
United Bankshares, Inc.	11,383	457,597
Valley National Bancorp	165,818	1,969,918
Webster Financial Corp.	65,285	3,437,255
Western Alliance Bancorp	58,746	4,427,686
Wintrust Financial Corp.	27,853	2,547,714
Zions Bancorp NA	103,079	5,479,680
Capital markets – 3.8%
Affiliated Managers Group, Inc.	16,201	2,798,561
Ameriprise Financial, Inc.	42,314	14,814,978
Ares Management Corp., Class A	38,661	3,208,476
Cboe Global Markets, Inc.	52,318	6,428,836
FactSet Research Systems, Inc.	16,159	6,834,287
Franklin Resources, Inc.	154,343	4,815,502
Houlihan Lokey, Inc.	22,524	2,231,453
Interactive Brokers Group, Inc., Class A	32,637	2,609,002
Invesco, Ltd.	254,741	4,715,256
Jefferies Financial Group, Inc.	126,474	4,967,899
LPL Financial Holdings, Inc.	34,805	8,252,962
MarketAxess Holdings, Inc.	15,476	5,630,943
Morningstar, Inc.	11,145	2,706,898
Nasdaq, Inc.	136,738	8,230,260
Northern Trust Corp.	69,186	6,708,966
Raymond James Financial, Inc.	74,233	8,371,255
Robinhood Markets, Inc., Class A (A)	85,565	890,732
SEI Investments Company	71,391	4,456,940
State Street Corp.	110,758	10,115,528
Stifel Financial Corp.	65,694	4,428,433
TPG, Inc.	19,291	621,363
Tradeweb Markets, Inc., Class A	20,718	1,544,320
Consumer finance – 0.6%
Ally Financial, Inc.	248,269	8,066,260
Credit Acceptance Corp. (A)	4,760	2,202,166
Synchrony Financial	224,762	8,255,508
Diversified financial services – 0.7%
Apollo Global Management, Inc.	82,232	5,820,381
Equitable Holdings, Inc.	284,195	9,114,134
Voya Financial, Inc.	89,440	6,240,229
Insurance – 4.8%
American Financial Group, Inc.	47,492	6,771,884
Arch Capital Group, Ltd. (A)	121,820	7,839,117
Arthur J. Gallagher & Company	64,711	12,665,237
Assurant, Inc.	32,621	4,325,218
Brown & Brown, Inc.	79,104	4,632,330
Cincinnati Financial Corp.	51,698	5,849,629
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
CNA Financial Corp.	13,176	$573,947
Erie Indemnity Company, Class A	11,756	2,872,579
Everest Re Group, Ltd.	20,258	7,084,020
F&G Annuities & Life, Inc.	12,478	267,778
Fidelity National Financial, Inc.	183,936	8,098,702
First American Financial Corp.	77,556	4,798,390
Globe Life, Inc.	55,882	6,753,340
Kinsale Capital Group, Inc.	6,187	1,722,708
Lincoln National Corp.	85,376	3,024,872
Loews Corp.	90,479	5,562,649
Markel Corp. (A)	4,377	6,167,105
Old Republic International Corp.	183,793	4,850,297
Principal Financial Group, Inc.	108,066	10,001,508
Reinsurance Group of America, Inc.	42,292	6,418,657
RenaissanceRe Holdings, Ltd.	23,499	4,598,519
The Hartford Financial Services Group, Inc.	162,830	12,637,236
Unum Group	74,573	3,134,303
W.R. Berkley Corp.	80,228	5,627,192
Willis Towers Watson PLC	37,443	9,517,636
Health care – 10.9%		329,848,254
Biotechnology – 2.0%
Alnylam Pharmaceuticals, Inc. (A)	28,410	6,432,024
Apellis Pharmaceuticals, Inc. (A)	16,406	865,088
Biohaven, Ltd. (A)	3,744	71,473
BioMarin Pharmaceutical, Inc. (A)	65,036	7,501,903
CRISPR Therapeutics AG (A)(B)	21,449	1,094,328
Exact Sciences Corp. (A)	42,154	2,846,238
Exelixis, Inc. (A)	200,856	3,539,083
Halozyme Therapeutics, Inc. (A)	43,955	2,275,550
Horizon Therapeutics PLC (A)	99,751	10,944,680
Incyte Corp. (A)	55,574	4,731,570
Ionis Pharmaceuticals, Inc. (A)	22,801	909,076
Karuna Therapeutics, Inc. (A)	4,644	925,967
Natera, Inc. (A)	20,855	895,305
Neurocrine Biosciences, Inc. (A)	42,250	4,686,793
Sarepta Therapeutics, Inc. (A)	21,850	2,730,595
Seagen, Inc. (A)	24,480	3,414,470
United Therapeutics Corp. (A)	27,963	7,359,023
Health care equipment and supplies – 2.7%
ABIOMED, Inc. (A)(C)	18,321	18,687
Dentsply Sirona, Inc.	139,035	5,120,659
Envista Holdings Corp. (A)	93,433	3,642,953
Globus Medical, Inc., Class A (A)	45,258	3,416,979
Hologic, Inc. (A)	126,892	10,325,202
Inspire Medical Systems, Inc. (A)	7,191	1,819,754
Insulet Corp. (A)	17,839	5,125,501
Lantheus Holdings, Inc. (A)	20,083	1,154,773
Masimo Corp. (A)	25,229	4,290,948
Novocure, Ltd. (A)	25,154	2,293,542
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Penumbra, Inc. (A)	12,684	$3,176,200
QuidelOrtho Corp. (A)	7,772	665,361
ResMed, Inc.	51,044	11,656,918
Shockwave Medical, Inc. (A)	10,575	1,987,360
STERIS PLC	38,497	7,950,015
Teleflex, Inc.	19,653	4,783,933
The Cooper Companies, Inc.	19,851	6,926,609
Zimmer Biomet Holdings, Inc.	59,513	7,578,385
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	37,183	3,124,116
agilon health, Inc. (A)(B)	52,548	1,143,444
AmerisourceBergen Corp.	49,505	8,364,365
Cardinal Health, Inc.	95,879	7,406,653
Chemed Corp.	8,727	4,408,357
DaVita, Inc. (A)	40,705	3,353,685
Encompass Health Corp.	73,853	4,612,120
Guardant Health, Inc. (A)	24,743	777,672
HealthEquity, Inc. (A)	23,569	1,434,174
Henry Schein, Inc. (A)	93,854	8,085,522
Laboratory Corp. of America Holdings	47,763	12,042,008
Molina Healthcare, Inc. (A)	26,673	8,317,442
Oak Street Health, Inc. (A)	20,439	593,957
Option Care Health, Inc. (A)	49,691	1,434,579
Quest Diagnostics, Inc.	70,004	10,394,194
R1 RCM, Inc. (A)	50,170	717,933
Signify Health, Inc., Class A (A)	14,890	423,769
Tenet Healthcare Corp. (A)	55,081	3,021,193
Universal Health Services, Inc., Class B	55,826	8,273,971
Health care technology – 0.0%
Doximity, Inc., Class A (A)(B)	12,111	427,155
Teladoc Health, Inc. (A)	22,994	676,024
Life sciences tools and services – 2.3%
Avantor, Inc. (A)	211,361	5,051,528
Bio-Rad Laboratories, Inc., Class A (A)	10,032	4,689,559
Bio-Techne Corp.	69,821	5,561,941
Bruker Corp.	65,782	4,612,634
Charles River Laboratories International, Inc. (A)	22,745	5,532,721
Maravai LifeSciences Holdings, Inc., Class A (A)	33,524	491,462
Mettler-Toledo International, Inc. (A)	8,719	13,365,529
PerkinElmer, Inc.	56,160	7,723,685
Repligen Corp. (A)	22,085	4,092,351
Sotera Health Company (A)	42,978	740,941
Syneos Health, Inc. (A)	63,157	2,268,599
Waters Corp. (A)	20,659	6,788,134
West Pharmaceutical Services, Inc.	26,537	7,048,227
Pharmaceuticals – 1.0%
Catalent, Inc. (A)	84,625	4,531,669
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Elanco Animal Health, Inc. (A)	193,931	$2,662,673
Jazz Pharmaceuticals PLC (A)	40,078	6,278,619
Organon & Company	87,474	2,635,592
Perrigo Company PLC	51,503	1,927,242
Royalty Pharma PLC, Class A	74,732	2,928,747
Viatris, Inc.	717,691	8,727,123
Industrials – 16.9%		512,635,035
Aerospace and defense – 1.0%
Axon Enterprise, Inc. (A)	18,397	3,595,510
Curtiss-Wright Corp.	13,044	2,162,695
HEICO Corp.	12,048	2,059,606
HEICO Corp., Class A	19,699	2,633,362
Howmet Aerospace, Inc.	139,665	5,682,969
Huntington Ingalls Industries, Inc.	23,187	5,113,661
Textron, Inc.	90,286	6,577,335
Woodward, Inc.	30,437	3,112,488
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	55,422	5,551,622
Expeditors International of Washington, Inc.	71,918	7,777,932
GXO Logistics, Inc. (A)	60,790	3,181,141
Airlines – 0.2%
Alaska Air Group, Inc. (A)	22,365	1,148,219
American Airlines Group, Inc. (A)	62,116	1,002,552
Delta Air Lines, Inc. (A)	47,729	1,866,204
Southwest Airlines Company	37,469	1,340,266
United Airlines Holdings, Inc. (A)	35,741	1,749,879
Building products – 1.9%
A.O. Smith Corp.	70,466	4,770,548
Advanced Drainage Systems, Inc.	31,477	3,174,141
Allegion PLC	48,896	5,747,725
Builders FirstSource, Inc. (A)	129,407	10,313,738
Carlisle Companies, Inc.	24,815	6,225,091
Fortune Brands Innovations, Inc.	89,561	5,777,580
Lennox International, Inc.	13,911	3,625,485
Masco Corp.	109,138	5,806,142
Masterbrand, Inc. (A)	90,076	828,699
Owens Corning	73,568	7,110,347
Trex Company, Inc. (A)	49,153	2,591,346
Commercial services and supplies – 0.8%
Clean Harbors, Inc. (A)	20,060	2,613,818
Copart, Inc. (A)	153,041	10,194,061
Driven Brands Holdings, Inc. (A)	15,293	446,403
MSA Safety, Inc.	15,372	2,096,587
Rollins, Inc.	82,445	3,000,998
Stericycle, Inc. (A)	43,035	2,315,713
Tetra Tech, Inc.	21,408	3,329,372
Construction and engineering – 1.1%
AECOM	74,563	6,507,113
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	31,296	$4,639,632
MasTec, Inc. (A)	31,610	3,105,050
MDU Resources Group, Inc.	125,234	3,870,983
Quanta Services, Inc.	59,894	9,115,268
Valmont Industries, Inc.	5,363	1,768,342
WillScot Mobile Mini Holdings Corp. (A)	105,792	5,126,680
Electrical equipment – 1.9%
Acuity Brands, Inc.	17,842	3,363,574
AMETEK, Inc.	84,946	12,310,374
Generac Holdings, Inc. (A)	21,233	2,560,700
Hubbell, Inc.	37,657	8,620,064
nVent Electric PLC	56,785	2,257,204
Plug Power, Inc. (A)(B)	216,024	3,676,728
Regal Rexnord Corp.	26,383	3,672,514
Rockwell Automation, Inc.	41,487	11,700,579
Sensata Technologies Holding PLC	122,736	6,241,126
Sunrun, Inc. (A)	89,587	2,354,346
Machinery – 4.4%
AGCO Corp.	43,885	6,061,835
Chart Industries, Inc. (A)	10,264	1,375,171
Crane Holdings Company	22,410	2,597,543
Cummins, Inc.	18,531	4,624,226
Donaldson Company, Inc.	78,020	4,864,547
Dover Corp.	62,959	9,559,065
Fortive Corp.	88,851	6,044,534
Graco, Inc.	83,384	5,696,795
IDEX Corp.	27,090	6,492,931
Ingersoll Rand, Inc.	111,717	6,256,152
ITT, Inc.	49,453	4,529,400
Lincoln Electric Holdings, Inc.	32,894	5,489,022
Nordson Corp.	26,965	6,560,585
Oshkosh Corp.	44,693	4,504,161
Parker-Hannifin Corp.	47,771	15,573,346
Pentair PLC	86,030	4,764,341
RBC Bearings, Inc. (A)	7,445	1,816,357
Snap-on, Inc.	32,784	8,154,364
Stanley Black & Decker, Inc.	53,863	4,810,505
The Middleby Corp. (A)	32,243	5,012,174
The Toro Company	57,080	6,365,562
Wabtec Corp.	74,346	7,717,858
Xylem, Inc.	57,700	6,001,377
Professional services – 1.9%
ASGN, Inc. (A)	9,773	888,854
Booz Allen Hamilton Holding Corp.	74,915	7,089,956
CACI International, Inc., Class A (A)	12,705	3,914,283
Clarivate PLC (A)	117,371	1,305,166
CoStar Group, Inc. (A)	17,843	1,389,970
Dun & Bradstreet Holdings, Inc.	101,698	1,489,876
Equifax, Inc.	35,862	7,968,536
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
FTI Consulting, Inc. (A)	10,127	$1,615,459
Jacobs Solutions, Inc.	315	38,918
KBR, Inc.	48,478	2,483,528
Leidos Holdings, Inc.	75,125	7,425,355
Robert Half International, Inc.	71,874	6,034,541
Science Applications International Corp.	22,127	2,296,340
TransUnion	54,619	3,918,913
TriNet Group, Inc. (A)	21,748	1,640,887
Verisk Analytics, Inc.	45,178	8,212,909
Road and rail – 1.5%
Avis Budget Group, Inc. (A)	9,005	1,801,360
Hertz Global Holdings, Inc. (A)	113,575	2,046,622
J.B. Hunt Transport Services, Inc.	35,895	6,785,950
Knight-Swift Transportation Holdings, Inc.	97,831	5,781,812
Landstar System, Inc.	21,193	3,662,786
Lyft, Inc., Class A (A)	42,842	696,183
Old Dominion Freight Line, Inc.	36,340	12,109,942
RXO, Inc. (A)	71,751	1,314,478
Saia, Inc. (A)	14,210	3,876,204
U-Haul Holding Company (B)	7,003	469,411
U-Haul Holding Company, Series N	62,959	3,890,237
XPO, Inc. (A)	71,841	2,863,582
Trading companies and distributors – 1.6%
Core & Main, Inc., Class A (A)	21,046	464,485
Fastenal Company	191,665	9,688,666
SiteOne Landscape Supply, Inc. (A)	19,596	2,968,990
United Rentals, Inc. (A)	38,426	16,943,945
Univar Solutions, Inc. (A)	1,418	48,893
W.W. Grainger, Inc.	18,689	11,016,792
Watsco, Inc.	14,746	4,237,558
WESCO International, Inc. (A)	26,631	3,968,285
Information technology – 14.8%		448,370,302
Communications equipment – 1.1%
Arista Networks, Inc. (A)	88,490	11,151,510
Ciena Corp. (A)	111,478	5,799,086
F5, Inc. (A)	39,586	5,845,269
Juniper Networks, Inc.	193,724	6,257,285
Lumentum Holdings, Inc. (A)	47,276	2,845,070
Ubiquiti, Inc. (B)	1,555	454,309
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	58,410	6,862,591
CDW Corp.	55,675	10,913,970
Cognex Corp.	84,024	4,599,474
Coherent Corp. (A)	78,394	3,402,300
Corning, Inc.	166,432	5,760,212
Flex, Ltd. (A)	412,050	9,621,368
Jabil, Inc.	126,820	9,971,857
Keysight Technologies, Inc. (A)	74,738	13,404,260
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	18,408	$4,725,150
National Instruments Corp.	52,422	2,830,788
TD SYNNEX Corp.	19,504	1,992,334
Teledyne Technologies, Inc. (A)	17,641	7,484,371
Trimble, Inc. (A)	110,605	6,421,726
Zebra Technologies Corp., Class A (A)	21,569	6,819,686
IT services – 3.3%
Affirm Holdings, Inc. (A)(B)	10,047	162,661
Akamai Technologies, Inc. (A)	82,050	7,298,348
Amdocs, Ltd.	90,770	8,344,486
Broadridge Financial Solutions, Inc.	47,615	7,159,391
Cloudflare, Inc., Class A (A)	38,135	2,017,723
Concentrix Corp.	35,052	4,970,724
DXC Technology Company (A)	186,888	5,369,292
EPAM Systems, Inc. (A)	19,929	6,629,382
ExlService Holdings, Inc. (A)	7,900	1,347,740
FleetCor Technologies, Inc. (A)	26,123	5,454,744
Gartner, Inc. (A)	27,138	9,176,443
Genpact, Ltd.	108,716	5,140,092
Globant SA (A)	17,301	2,805,876
GoDaddy, Inc., Class A (A)	67,503	5,544,021
Jack Henry & Associates, Inc.	32,933	5,930,904
MongoDB, Inc. (A)	10,759	2,304,685
Okta, Inc. (A)	17,457	1,285,010
SS&C Technologies Holdings, Inc.	105,931	6,392,936
The Western Union Company	193,640	2,743,879
VeriSign, Inc. (A)	28,704	6,258,907
WEX, Inc. (A)	22,576	4,175,883
Semiconductors and semiconductor equipment – 3.2%
Amkor Technology, Inc.	63,926	1,870,475
Enphase Energy, Inc. (A)	40,172	8,893,277
Entegris, Inc.	62,331	5,030,735
First Solar, Inc. (A)	51,949	9,226,142
Lattice Semiconductor Corp. (A)	73,716	5,586,936
MKS Instruments, Inc.	48,872	5,000,583
Monolithic Power Systems, Inc.	16,570	7,068,099
ON Semiconductor Corp. (A)	223,853	16,442,003
Qorvo, Inc. (A)	62,875	6,831,998
Skyworks Solutions, Inc.	75,967	8,331,301
SolarEdge Technologies, Inc. (A)	20,620	6,580,461
Teradyne, Inc.	91,949	9,351,213
Universal Display Corp.	27,863	3,692,683
Wolfspeed, Inc. (A)	52,545	4,046,490
Software – 3.0%
ANSYS, Inc. (A)	33,550	8,936,378
AppLovin Corp., Class A (A)	16,877	214,338
Aspen Technology, Inc. (A)	18,090	3,595,388
Bentley Systems, Inc., Class B	26,095	1,019,010
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Bill.com Holdings, Inc. (A)	25,832	$2,986,696
Black Knight, Inc. (A)	63,703	3,859,765
Ceridian HCM Holding, Inc. (A)	62,731	4,534,197
Confluent, Inc., Class A (A)	12,158	280,850
Dolby Laboratories, Inc., Class A	42,000	3,341,520
Dropbox, Inc., Class A (A)	160,039	3,717,706
Dynatrace, Inc. (A)	55,999	2,152,042
Elastic NV (A)	18,898	1,111,958
Fair Isaac Corp. (A)	13,096	8,721,281
Five9, Inc. (A)	19,877	1,565,910
Gen Digital, Inc.	203,657	4,686,148
Gitlab, Inc., Class A (A)(B)	10,505	519,052
Guidewire Software, Inc. (A)	42,706	3,127,787
HashiCorp, Inc., Class A (A)(B)	8,060	259,371
HubSpot, Inc. (A)	11,774	4,085,696
Informatica, Inc., Class A (A)	12,315	219,207
Manhattan Associates, Inc. (A)	30,824	4,018,217
Paycom Software, Inc. (A)	16,989	5,503,417
Paycor HCM, Inc. (A)	15,951	400,530
Paylocity Holding Corp. (A)	14,240	2,966,050
Procore Technologies, Inc. (A)	8,806	492,696
PTC, Inc. (A)	52,228	7,044,513
Qualtrics International, Inc., Class A (A)	13,479	212,564
Qualys, Inc. (A)	13,328	1,537,518
Samsara, Inc., Class A (A)	17,000	231,880
SentinelOne, Inc., Class A (A)	26,979	407,113
Splunk, Inc. (A)	24,313	2,328,456
Tyler Technologies, Inc. (A)	15,729	5,076,849
UiPath, Inc., Class A (A)	22,024	338,289
Zscaler, Inc. (A)	15,078	1,872,084
Technology hardware, storage and peripherals – 1.1%
Hewlett Packard Enterprise Company	526,943	8,499,591
NetApp, Inc.	98,471	6,521,734
Pure Storage, Inc., Class A (A)	105,784	3,061,389
Seagate Technology Holdings PLC	87,384	5,922,888
Western Digital Corp. (A)	167,738	7,372,085
Materials – 7.7%		233,728,042
Chemicals – 2.7%
Albemarle Corp.	29,448	8,288,140
Ashland, Inc.	14,297	1,562,233
Axalta Coating Systems, Ltd. (A)	122,930	3,700,193
Celanese Corp.	62,431	7,691,499
CF Industries Holdings, Inc.	72,873	6,172,343
Eastman Chemical Company	60,084	5,297,606
FMC Corp.	45,494	6,056,616
Huntsman Corp.	133,632	4,234,798
International Flavors & Fragrances, Inc.	40,397	4,543,047
Livent Corp. (A)	31,886	826,485
LyondellBasell Industries NV, Class A	77,881	7,530,314
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Olin Corp.	87,200	$5,632,248
RPM International, Inc.	64,465	5,796,048
The Chemours Company	59,031	2,148,138
The Mosaic Company	162,274	8,039,054
Valvoline, Inc.	68,519	2,511,907
Westlake Corp.	24,644	3,025,051
Construction materials – 0.5%
Martin Marietta Materials, Inc.	20,850	7,498,494
Vulcan Materials Company	45,077	8,263,966
Containers and packaging – 2.3%
Amcor PLC	525,168	6,333,526
AptarGroup, Inc.	37,652	4,354,077
Avery Dennison Corp.	36,651	6,943,165
Ball Corp.	108,821	6,337,735
Berry Global Group, Inc.	99,014	6,112,134
Crown Holdings, Inc.	57,627	5,080,396
Graphic Packaging Holding Company	159,323	3,838,091
International Paper Company	158,658	6,635,078
Packaging Corp. of America	57,646	8,226,084
Sealed Air Corp.	85,170	4,663,909
Sonoco Products Company	77,489	4,735,353
Westrock Company	144,622	5,674,967
Metals and mining – 2.2%
Alcoa Corp.	111,177	5,807,886
Cleveland-Cliffs, Inc. (A)	378,823	8,087,871
Commercial Metals Company	566	30,717
MP Materials Corp. (A)	23,836	774,908
Nucor Corp.	113,616	19,203,360
Reliance Steel & Aluminum Company	42,988	9,777,621
Royal Gold, Inc.	29,044	3,689,459
Steel Dynamics, Inc.	118,909	14,345,182
U.S. Steel Corp.	149,468	4,258,343
Real estate – 5.4%		164,331,139
Equity real estate investment trusts – 4.9%
Agree Realty Corp.	18,661	1,392,670
Alexandria Real Estate Equities, Inc.	33,518	5,387,683
American Homes 4 Rent, Class A	102,587	3,517,708
Americold Realty Trust, Inc.	88,355	2,775,231
Apartment Income REIT Corp.	56,009	2,142,904
Boston Properties, Inc.	42,217	3,146,855
Brixmor Property Group, Inc.	104,632	2,461,991
Camden Property Trust	32,605	4,017,262
CubeSmart	79,534	3,641,862
EastGroup Properties, Inc.	15,096	2,539,902
Equity LifeStyle Properties, Inc.	61,197	4,392,721
Essex Property Trust, Inc.	14,323	3,238,001
Extra Space Storage, Inc.	35,987	5,679,828
Federal Realty Investment Trust	28,921	3,225,559
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
First Industrial Realty Trust, Inc.	47,297	$2,523,295
Gaming and Leisure Properties, Inc.	87,096	4,664,862
Healthcare Realty Trust, Inc.	118,096	2,542,607
Healthpeak Properties, Inc.	117,500	3,228,900
Host Hotels & Resorts, Inc.	254,846	4,803,847
Invitation Homes, Inc.	131,349	4,268,843
Iron Mountain, Inc.	96,595	5,272,155
Kilroy Realty Corp.	41,961	1,722,079
Kimco Realty Corp.	213,097	4,786,159
Lamar Advertising Company, Class A	36,432	3,881,465
Life Storage, Inc.	29,923	3,232,881
Medical Properties Trust, Inc.	214,307	2,775,276
Mid-America Apartment Communities, Inc.	26,265	4,378,901
National Retail Properties, Inc.	63,877	3,024,576
National Storage Affiliates Trust	27,484	1,121,347
Omega Healthcare Investors, Inc.	85,407	2,514,382
Rayonier, Inc.	41,415	1,507,092
Regency Centers Corp.	61,553	4,101,276
Rexford Industrial Realty, Inc.	58,274	3,698,651
Spirit Realty Capital, Inc.	38,286	1,679,990
STAG Industrial, Inc.	57,364	2,042,158
STORE Capital Corp.	93,833	3,022,361
Sun Communities, Inc.	26,437	4,146,908
UDR, Inc.	81,932	3,489,484
Ventas, Inc.	83,344	4,318,053
VICI Properties, Inc.	200,700	6,859,926
Vornado Realty Trust	54,876	1,338,426
Weyerhaeuser Company	186,287	6,413,861
WP Carey, Inc.	51,236	4,382,215
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	108,509	9,278,605
Jones Lang LaSalle, Inc. (A)	31,105	5,750,381
Utilities – 5.5%		166,845,441
Electric utilities – 2.5%
Alliant Energy Corp.	91,909	4,965,843
Avangrid, Inc.	20,216	852,509
Edison International	119,799	8,254,151
Entergy Corp.	80,306	8,695,534
Evergy, Inc.	131,196	8,219,429
Eversource Energy	93,882	7,729,305
FirstEnergy Corp.	181,501	7,432,466
IDACORP, Inc.	12,532	1,326,011
NRG Energy, Inc.	168,445	5,764,188
OGE Energy Corp.	117,934	4,637,165
PG&E Corp. (A)	437,049	6,949,079
Pinnacle West Capital Corp.	72,883	5,433,428
PPL Corp.	213,880	6,330,848
Gas utilities – 0.5%
Atmos Energy Corp.	47,986	5,640,274
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
National Fuel Gas Company	36,211	$2,102,411
Southwest Gas Holdings, Inc.	21,040	1,408,207
UGI Corp.	172,766	6,881,270
Independent power and renewable electricity producers – 0.6%
Brookfield Renewable Corp., Class A	33,022	1,040,853
Clearway Energy, Inc., Class A	11,980	383,959
Clearway Energy, Inc., Class C	36,356	1,228,469
Ormat Technologies, Inc. (B)	9,695	897,272
The AES Corp.	297,332	8,149,870
Vistra Corp.	196,925	4,541,091
Multi-utilities – 1.5%
Ameren Corp.	94,520	8,210,952
CenterPoint Energy, Inc.	306,481	9,231,208
CMS Energy Corp.	105,649	6,675,960
DTE Energy Company	65,652	7,639,923
NiSource, Inc.	245,310	6,807,353
WEC Energy Group, Inc.	79,775	7,498,052
Water utilities – 0.4%
American Water Works Company, Inc.	52,198	8,168,465
Essential Utilities, Inc.	80,246	3,749,896

SHORT-TERM INVESTMENTS – 0.1%		$3,056,244
(Cost $3,056,242)
Short-term funds – 0.1%		3,056,244
John Hancock Collateral Trust, 4.3787% (D)(E)	19,312	193,082

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.1717% (D)	2,863,162	2,863,162
Total investments (Multifactor Mid Cap ETF) (Cost $2,623,409,164) 100.0%		$3,035,270,118
Other assets and liabilities, net (0.0%)		(116,290)
Total net assets 100.0%		$3,035,153,828

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $8,116,832. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,868,824 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$355,737,865
(Cost $319,740,955)
Communication services – 2.6%		9,310,061
Diversified telecommunication services – 0.8%
Frontier Communications Parent, Inc. (A)	40,852	1,209,628
Iridium Communications, Inc. (A)	28,925	1,730,872
Entertainment – 0.6%
Madison Square Garden Sports Corp.	5,139	934,476
World Wrestling Entertainment, Inc., Class A	12,097	1,023,648
Interactive media and services – 0.6%
Bumble, Inc., Class A (A)	17,434	448,926
TripAdvisor, Inc. (A)	27,467	639,981
Ziff Davis, Inc. (A)	11,465	1,025,888
Media – 0.6%
Altice USA, Inc., Class A (A)	42,932	210,367
Cable One, Inc.	56	44,233
TEGNA, Inc.	46,687	930,472
The New York Times Company, Class A	31,905	1,111,570
Consumer discretionary – 11.4%		40,495,699
Auto components – 0.9%
Fox Factory Holding Corp. (A)	11,697	1,381,299
QuantumScape Corp. (A)(B)	47,706	405,978
The Goodyear Tire & Rubber Company (A)	60,903	685,159
Visteon Corp. (A)	5,747	898,486
Automobiles – 0.8%
Harley-Davidson, Inc.	37,061	1,705,918
Thor Industries, Inc. (B)	11,498	1,096,104
Diversified consumer services – 0.1%
ADT, Inc.	32,649	286,985
Bright Horizons Family Solutions, Inc. (A)	2,957	227,038
Hotels, restaurants and leisure – 4.1%
Dutch Bros, Inc., Class A (A)	7,082	269,895
Hilton Grand Vacations, Inc. (A)	18,542	878,149
International Game Technology PLC	19,634	519,319
Light & Wonder, Inc. (A)	20,356	1,328,229
Marriott Vacations Worldwide Corp.	9,277	1,484,691
Norwegian Cruise Line Holdings, Ltd. (A)	86,064	1,309,033
Penn Entertainment, Inc. (A)	8,133	288,315
Planet Fitness, Inc., Class A (A)	11,861	1,004,034
Red Rock Resorts, Inc., Class A	11,129	500,916
SeaWorld Entertainment, Inc. (A)	9,649	602,001
Texas Roadhouse, Inc.	17,146	1,721,973
The Wendy’s Company	49,636	1,106,883
Travel + Leisure Company	17,746	751,898
Wingstop, Inc.	7,695	1,219,427
Wyndham Hotels & Resorts, Inc.	18,492	1,433,315
Household durables – 1.7%
Leggett & Platt, Inc.	29,578	1,081,372
Skyline Champion Corp. (A)	11,427	673,622
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Tempur Sealy International, Inc.	34,388	$1,401,311
Toll Brothers, Inc.	22,428	1,334,242
TopBuild Corp. (A)	7,826	1,565,670
Leisure products – 0.9%
Acushnet Holdings Corp.	6,523	306,255
Brunswick Corp.	18,366	1,548,805
Topgolf Callaway Brands Corp. (A)	28,262	692,136
YETI Holdings, Inc. (A)	13,053	584,252
Multiline retail – 0.9%
Dillard’s, Inc., Class A	809	318,188
Kohl’s Corp.	26,048	843,174
Macy’s, Inc.	57,341	1,354,968
Ollie’s Bargain Outlet Holdings, Inc. (A)	11,876	650,330
Specialty retail – 0.9%
Academy Sports & Outdoors, Inc.	16,966	991,154
Asbury Automotive Group, Inc. (A)	4,661	1,025,420
Foot Locker, Inc.	18,928	823,557
Petco Health & Wellness Company, Inc. (A)(B)	16,578	193,797
Textiles, apparel and luxury goods – 1.1%
Columbia Sportswear Company	6,880	659,792
PVH Corp.	17,524	1,575,408
Skechers USA, Inc., Class A (A)	36,702	1,767,201
Consumer staples – 2.3%		8,204,281
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	986	499,685
National Beverage Corp. (A)	5,969	263,830
The Boston Beer Company, Inc., Class A (A)	1,901	738,748
Food and staples retailing – 0.2%
Grocery Outlet Holding Corp. (A)	18,053	548,631
Food products – 1.3%
Flowers Foods, Inc.	38,392	1,063,074
Ingredion, Inc.	13,468	1,384,510
Lancaster Colony Corp.	5,134	985,266
Post Holdings, Inc. (A)	11,493	1,091,260
Seaboard Corp.	70	274,435
Household products – 0.1%
Reynolds Consumer Products, Inc.	11,418	339,914
Personal products – 0.3%
BellRing Brands, Inc. (A)	23,836	675,989
Coty, Inc., Class A (A)	34,030	338,939
Energy – 5.5%		19,657,104
Energy equipment and services – 1.5%
ChampionX Corp.	43,633	1,440,762
Helmerich & Payne, Inc.	20,523	994,134
Patterson-UTI Energy, Inc.	45,157	758,638
TechnipFMC PLC (A)	87,970	1,221,903
Valaris, Ltd. (A)	12,614	916,281
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels – 4.0%
Antero Midstream Corp.	79,965	$871,619
California Resources Corp.	16,204	692,397
Chord Energy Corp.	8,317	1,192,076
Civitas Resources, Inc.	11,294	751,616
CNX Resources Corp. (A)	37,994	635,640
Comstock Resources, Inc.	19,208	233,377
CVR Energy, Inc.	6,288	208,762
Denbury, Inc. (A)	10,382	900,950
DT Midstream, Inc.	20,513	1,121,241
EnLink Midstream LLC (A)	52,395	666,464
Equitrans Midstream Corp.	90,019	652,638
Kinetik Holdings, Inc. (B)	3,503	109,609
Kosmos Energy, Ltd. (A)	97,451	770,837
Magnolia Oil & Gas Corp., Class A	37,502	885,422
Murphy Oil Corp.	21,784	950,000
PBF Energy, Inc., Class A	23,586	990,376
PDC Energy, Inc.	16,606	1,124,724
Peabody Energy Corp. (A)	25,015	697,668
SM Energy Company	26,467	869,970
Financials – 17.5%		62,216,623
Banks – 7.9%
Ameris Bancorp	13,474	635,434
BancFirst Corp.	3,584	308,690
Bank OZK	30,493	1,392,615
BOK Financial Corp.	7,692	773,046
Cadence Bank	38,224	977,770
Community Bank System, Inc.	12,782	737,649
CVB Financial Corp.	27,375	663,023
Eastern Bankshares, Inc.	33,590	543,150
First Financial Bankshares, Inc.	33,688	1,199,967
First Hawaiian, Inc.	26,961	739,810
First Interstate BancSystem, Inc., Class A	19,036	683,012
FNB Corp.	74,735	1,066,468
Glacier Bancorp, Inc.	23,448	1,068,994
Hancock Whitney Corp.	17,520	901,930
Home BancShares, Inc.	40,394	964,205
Independent Bank Corp.	9,508	757,693
Old National Bancorp	60,703	1,062,303
Pinnacle Financial Partners, Inc.	18,740	1,475,400
Popular, Inc.	19,923	1,367,515
Prosperity Bancshares, Inc.	16,753	1,270,883
ServisFirst Bancshares, Inc.	10,202	695,572
SouthState Corp.	17,545	1,396,582
Synovus Financial Corp.	35,134	1,473,871
UMB Financial Corp.	8,309	749,389
Umpqua Holdings Corp.	45,585	829,647
United Bankshares, Inc.	32,399	1,302,440
United Community Banks, Inc.	22,385	728,408
Valley National Bancorp	94,771	1,125,879
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Wintrust Financial Corp.	12,694	$1,161,120
Capital markets – 2.4%
Affiliated Managers Group, Inc.	10,108	1,746,056
Cohen & Steers, Inc.	6,051	444,567
Evercore, Inc., Class A	6,876	892,574
Hamilton Lane, Inc., Class A	7,780	605,751
Houlihan Lokey, Inc.	13,067	1,294,548
Interactive Brokers Group, Inc., Class A	19,884	1,589,527
Janus Henderson Group PLC	42,672	1,106,058
Moelis & Company, Class A	13,428	627,759
Virtu Financial, Inc., Class A	20,604	397,863
Consumer finance – 0.9%
FirstCash Holdings, Inc.	8,173	753,387
OneMain Holdings, Inc.	23,618	1,018,881
SLM Corp.	75,917	1,333,862
Diversified financial services – 0.4%
Voya Financial, Inc.	20,056	1,399,307
Insurance – 4.1%
American Equity Investment Life Holding Company	15,117	720,325
Axis Capital Holdings, Ltd.	20,607	1,289,380
Brighthouse Financial, Inc. (A)	15,994	899,982
BRP Group, Inc., Class A (A)	12,348	353,770
Enstar Group, Ltd. (A)	2,734	662,448
First American Financial Corp.	20,842	1,289,495
Kinsale Capital Group, Inc.	5,476	1,524,737
Primerica, Inc.	10,120	1,636,910
RenaissanceRe Holdings, Ltd.	8,859	1,733,618
RLI Corp.	9,666	1,280,262
Selective Insurance Group, Inc.	13,840	1,314,800
The Hanover Insurance Group, Inc.	8,182	1,101,134
White Mountains Insurance Group, Ltd.	575	878,577
Mortgage real estate investment trusts – 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,627	724,433
Thrifts and mortgage finance – 1.6%
Enact Holdings, Inc.	6,239	156,911
Essent Group, Ltd.	27,595	1,215,008
MGIC Investment Corp.	84,762	1,196,839
New York Community Bancorp, Inc. (B)	113,203	1,130,898
Radian Group, Inc.	46,158	1,020,092
TFS Financial Corp.	13,710	195,368
Walker & Dunlop, Inc.	6,595	629,031
Health care – 10.4%		37,122,853
Biotechnology – 2.9%
Alkermes PLC (A)	33,288	953,368
Beam Therapeutics, Inc. (A)	13,683	594,526
Blueprint Medicines Corp. (A)	14,478	676,702
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
CRISPR Therapeutics AG (A)(B)	15,133	$772,086
Cytokinetics, Inc. (A)	18,197	773,009
Denali Therapeutics, Inc. (A)	17,758	537,535
Exelixis, Inc. (A)	64,705	1,140,102
Halozyme Therapeutics, Inc. (A)	34,092	1,764,943
Intellia Therapeutics, Inc. (A)	14,000	594,160
Ionis Pharmaceuticals, Inc. (A)	4,019	160,238
Mirati Therapeutics, Inc. (A)	9,975	532,765
Natera, Inc. (A)	16,065	689,670
PTC Therapeutics, Inc. (A)	13,931	639,294
Ultragenyx Pharmaceutical, Inc. (A)	13,515	612,635
Health care equipment and supplies – 2.8%
Envista Holdings Corp. (A)	5,909	230,392
Globus Medical, Inc., Class A (A)	15,489	1,169,420
Haemonetics Corp. (A)	10,447	883,816
ICU Medical, Inc. (A)	5,129	991,077
Inspire Medical Systems, Inc. (A)	6,113	1,546,956
Integra LifeSciences Holdings Corp. (A)	17,954	1,028,764
Lantheus Holdings, Inc. (A)	13,745	790,338
Merit Medical Systems, Inc. (A)	11,845	845,141
Omnicell, Inc. (A)	9,202	510,435
Penumbra, Inc. (A)	942	235,886
QuidelOrtho Corp. (A)	12,326	1,055,229
STAAR Surgical Company (A)	10,382	732,450
Health care providers and services – 3.1%
1Life Healthcare, Inc. (A)	34,787	556,244
Amedisys, Inc. (A)	6,675	645,206
AMN Healthcare Services, Inc. (A)	9,293	890,641
Encompass Health Corp.	20,201	1,261,552
Guardant Health, Inc. (A)	20,259	636,740
HealthEquity, Inc. (A)	18,590	1,131,202
LHC Group, Inc. (A)	6,229	987,919
Option Care Health, Inc. (A)	30,670	885,443
Premier, Inc., Class A	30,418	1,014,744
Progyny, Inc. (A)	15,392	529,331
Select Medical Holdings Corp.	21,304	619,307
Tenet Healthcare Corp. (A)	7,894	432,986
The Ensign Group, Inc.	13,670	1,274,728
Health care technology – 0.2%
Evolent Health, Inc., Class A (A)	16,845	542,746
Life sciences tools and services – 0.9%
Azenta, Inc. (A)	18,737	1,047,398
Maravai LifeSciences Holdings, Inc., Class A (A)	22,207	325,555
Medpace Holdings, Inc. (A)	6,954	1,537,321
Sotera Health Company (A)	20,576	354,730
Syneos Health, Inc. (A)	1,854	66,596
Pharmaceuticals – 0.5%
Intra-Cellular Therapies, Inc. (A)	17,624	844,542
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Perrigo Company PLC	28,781	$1,076,985
Industrials – 21.6%		76,857,457
Aerospace and defense – 1.8%
Aerojet Rocketdyne Holdings, Inc. (A)	15,436	863,181
BWX Technologies, Inc.	19,143	1,165,043
Curtiss-Wright Corp.	9,310	1,543,598
Hexcel Corp.	17,906	1,263,805
Parsons Corp. (A)	7,208	313,692
Woodward, Inc.	11,713	1,197,771
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	23,430	1,226,092
Airlines – 0.1%
Alaska Air Group, Inc. (A)	6,605	339,101
Building products – 1.5%
Armstrong World Industries, Inc.	12,108	937,280
Simpson Manufacturing Company, Inc.	10,667	1,142,542
Trex Company, Inc. (A)	22,407	1,181,297
UFP Industries, Inc.	15,134	1,415,786
Zurn Elkay Water Solutions Corp.	30,632	669,616
Commercial services and supplies – 1.9%
Casella Waste Systems, Inc., Class A (A)	10,546	844,946
Clean Harbors, Inc. (A)	11,900	1,550,570
Driven Brands Holdings, Inc. (A)	11,670	340,647
IAA, Inc. (A)	28,501	1,189,347
MSA Safety, Inc.	8,898	1,213,598
Stericycle, Inc. (A)	19,345	1,040,954
UniFirst Corp.	3,077	610,600
Construction and engineering – 2.8%
Ameresco, Inc., Class A (A)	6,421	413,962
API Group Corp. (A)	41,162	915,443
Comfort Systems USA, Inc.	7,064	855,027
Dycom Industries, Inc. (A)	5,833	556,293
EMCOR Group, Inc.	12,734	1,887,816
Fluor Corp. (A)	28,743	1,056,305
MasTec, Inc. (A)	14,055	1,380,623
MDU Resources Group, Inc.	45,522	1,407,085
Valmont Industries, Inc.	4,412	1,454,769
Electrical equipment – 1.6%
Acuity Brands, Inc.	8,468	1,596,387
Atkore, Inc. (A)	8,424	1,097,226
Bloom Energy Corp., Class A (A)	37,673	939,188
nVent Electric PLC	41,515	1,650,221
Shoals Technologies Group, Inc., Class A (A)	12,757	355,793
Sunrun, Inc. (A)	7,934	208,506
Machinery – 4.0%
Allison Transmission Holdings, Inc.	26,581	1,198,271
Crane Holdings Company	12,174	1,411,088
Donaldson Company, Inc.	20,051	1,250,180
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Evoqua Water Technologies Corp. (A)	25,569	$1,240,352
Flowserve Corp.	32,310	1,112,110
Franklin Electric Company, Inc.	8,167	737,480
ITT, Inc.	16,959	1,553,275
John Bean Technologies Corp.	8,247	921,437
Mueller Industries, Inc.	11,255	737,765
Oshkosh Corp.	14,945	1,506,157
The Timken Company	16,247	1,337,940
Watts Water Technologies, Inc., Class A	6,711	1,097,383
Marine – 0.1%
Kirby Corp. (A)	3,178	224,939
Professional services – 2.7%
ASGN, Inc. (A)	12,603	1,146,243
CACI International, Inc., Class A (A)	3,849	1,185,838
Exponent, Inc.	12,219	1,252,936
FTI Consulting, Inc. (A)	8,235	1,313,647
Insperity, Inc.	7,257	802,261
Korn Ferry	11,458	618,617
ManpowerGroup, Inc.	14,086	1,227,736
Science Applications International Corp.	12,823	1,330,771
TriNet Group, Inc. (A)	10,270	774,872
Road and rail – 1.7%
Landstar System, Inc.	8,610	1,488,066
RXO, Inc. (A)	21,963	402,362
Ryder System, Inc.	10,431	984,791
Saia, Inc. (A)	6,585	1,796,256
Schneider National, Inc., Class B	12,779	338,644
XPO, Inc. (A)	21,963	875,445
Trading companies and distributors – 3.1%
Air Lease Corp.	28,803	1,295,271
Applied Industrial Technologies, Inc.	8,062	1,154,559
Beacon Roofing Supply, Inc. (A)	10,864	617,944
Core & Main, Inc., Class A (A)	12,808	282,673
GATX Corp.	7,436	851,050
Herc Holdings, Inc.	5,483	851,620
MSC Industrial Direct Company, Inc., Class A	9,698	802,025
SiteOne Landscape Supply, Inc. (A)	9,287	1,407,073
Triton International, Ltd.	12,739	899,883
Univar Solutions, Inc. (A)	44,726	1,542,152
WESCO International, Inc. (A)	9,813	1,462,235
Information technology – 11.9%		42,288,428
Communications equipment – 0.6%
Calix, Inc. (A)	12,320	648,525
Lumentum Holdings, Inc. (A)	14,589	877,966
Viavi Solutions, Inc. (A)	61,863	699,052
Electronic equipment, instruments and components – 3.1%
Advanced Energy Industries, Inc.	7,720	715,953
Avnet, Inc.	20,245	928,841
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Coherent Corp. (A)	19,354	$839,964
Fabrinet (A)	7,926	1,043,537
Insight Enterprises, Inc. (A)	7,423	836,721
IPG Photonics Corp. (A)	6,591	738,851
Littelfuse, Inc.	6,107	1,567,606
National Instruments Corp.	31,646	1,708,884
Novanta, Inc. (A)	8,843	1,427,879
Rogers Corp. (A)	3,927	548,170
Vontier Corp.	32,983	759,598
IT services – 2.1%
DigitalOcean Holdings, Inc. (A)	11,680	342,808
DXC Technology Company (A)	43,622	1,253,260
Euronet Worldwide, Inc. (A)	10,936	1,232,258
ExlService Holdings, Inc. (A)	6,712	1,145,067
Marqeta, Inc., Class A (A)	47,455	314,627
Maximus, Inc.	14,932	1,117,660
Shift4 Payments, Inc., Class A (A)	10,577	677,351
The Western Union Company	79,538	1,127,053
Thoughtworks Holding, Inc. (A)(B)	17,519	189,205
Semiconductors and semiconductor equipment – 3.0%
Allegro MicroSystems, Inc. (A)	14,414	550,182
Amkor Technology, Inc.	25,548	747,534
Cirrus Logic, Inc. (A)	15,661	1,415,598
Diodes, Inc. (A)	9,426	840,705
MACOM Technology Solutions Holdings, Inc. (A)	10,864	728,105
MKS Instruments, Inc.	2,804	286,905
Onto Innovation, Inc. (A)	10,907	857,836
Power Integrations, Inc.	15,066	1,297,032
Silicon Laboratories, Inc. (A)	10,270	1,611,466
Synaptics, Inc. (A)	8,230	1,028,997
Universal Display Corp.	9,155	1,213,312
Software – 2.9%
Alarm.com Holdings, Inc. (A)	9,550	511,880
Altair Engineering, Inc., Class A (A)	11,897	631,731
Box, Inc., Class A (A)	28,918	925,087
DoubleVerify Holdings, Inc. (A)	13,846	376,473
EngageSmart, Inc. (A)	4,313	84,966
Five9, Inc. (A)	2,736	215,542
Guidewire Software, Inc. (A)	17,696	1,296,055
Instructure Holdings, Inc. (A)	3,202	86,550
KnowBe4, Inc., Class A (A)	17,636	438,960
NCR Corp. (A)	28,013	768,116
Nutanix, Inc., Class A (A)	36,380	1,013,911
Paycor HCM, Inc. (A)	10,476	263,052
PowerSchool Holdings, Inc., Class A (A)	16,890	380,363
Qualys, Inc. (A)	8,457	975,600
Rapid7, Inc. (A)	12,838	511,851
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
SPS Commerce, Inc. (A)	7,769	$1,057,206
Teradata Corp. (A)	21,467	748,769
Technology hardware, storage and peripherals – 0.2%
Super Micro Computer, Inc. (A)	9,454	683,808
Materials – 6.8%		24,283,391
Chemicals – 3.9%
Ashland, Inc.	13,882	1,516,886
Avient Corp.	18,998	769,799
Axalta Coating Systems, Ltd. (A)	46,878	1,411,028
Balchem Corp.	7,545	985,603
Cabot Corp.	11,953	900,419
Element Solutions, Inc.	49,689	1,017,631
HB Fuller Company	11,279	779,379
Huntsman Corp.	35,788	1,134,122
Livent Corp. (A)	39,528	1,024,566
Sensient Technologies Corp.	8,511	644,198
The Chemours Company	42,222	1,536,459
The Scotts Miracle-Gro Company (B)	8,338	601,920
Valvoline, Inc.	47,045	1,724,670
Construction materials – 0.7%
Eagle Materials, Inc.	10,207	1,491,039
Summit Materials, Inc., Class A (A)	25,612	841,610
Containers and packaging – 0.8%
Ardagh Metal Packaging SA	29,374	165,082
Greif, Inc., Class A	5,325	380,365
Greif, Inc., Class B	903	74,407
Silgan Holdings, Inc.	19,032	1,025,634
Sonoco Products Company	18,261	1,115,930
Metals and mining – 1.0%
ATI, Inc. (A)	26,219	954,109
Commercial Metals Company	25,676	1,393,437
U.S. Steel Corp.	46,504	1,324,899
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	21,592	1,470,199
Real estate – 6.1%		21,597,979
Equity real estate investment trusts – 5.9%
Agree Realty Corp.	16,579	1,237,291
Apartment Income REIT Corp.	6,488	248,231
Apple Hospitality REIT, Inc.	45,860	813,098
Brixmor Property Group, Inc.	66,617	1,567,498
Cousins Properties, Inc.	35,141	963,566
Douglas Emmett, Inc.	40,502	678,409
EPR Properties	15,892	675,092
Essential Properties Realty Trust, Inc.	28,613	729,059
First Industrial Realty Trust, Inc.	25,254	1,347,301
Highwoods Properties, Inc.	24,160	733,739
Kilroy Realty Corp.	23,915	981,472
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kite Realty Group Trust	45,789	$993,621
National Storage Affiliates Trust	13,053	532,562
Phillips Edison & Company, Inc.	24,278	813,799
Physicians Realty Trust	47,882	759,409
PotlatchDeltic Corp.	14,012	685,887
Rayonier, Inc.	31,429	1,143,701
Ryman Hospitality Properties, Inc.	11,012	1,022,905
Sabra Health Care REIT, Inc.	46,925	633,488
Spirit Realty Capital, Inc.	28,482	1,249,790
STAG Industrial, Inc.	37,659	1,340,660
Terreno Realty Corp.	16,062	1,034,875
Vornado Realty Trust	37,169	906,552
Real estate management and development – 0.2%
Cushman & Wakefield PLC (A)	35,064	505,974
Utilities – 3.8%		13,703,989
Electric utilities – 1.3%
ALLETE, Inc.	11,413	706,008
Hawaiian Electric Industries, Inc.	24,447	1,033,375
IDACORP, Inc.	11,398	1,206,022
PNM Resources, Inc.	19,419	960,852
Portland General Electric Company	19,728	938,658
Gas utilities – 1.6%
National Fuel Gas Company	19,969	1,159,400
New Jersey Resources Corp.	21,637	1,080,119
ONE Gas, Inc.	11,153	918,561
South Jersey Industries, Inc.	25,448	918,418
Southwest Gas Holdings, Inc.	13,330	892,177
Spire, Inc.	10,706	773,187
Independent power and renewable electricity producers – 0.4%
Atlantica Sustainable Infrastructure PLC	16,151	442,860
Ormat Technologies, Inc.	10,932	1,011,757
Multi-utilities – 0.3%
Black Hills Corp.	13,816	1,000,002
Water utilities – 0.2%
California Water Service Group	10,832	662,593

SHORT-TERM INVESTMENTS – 0.2%		$708,843
(Cost $708,821)
Short-term funds – 0.2%		708,843
John Hancock Collateral Trust, 4.3787% (C)(D)	32,291	322,839

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.1717% (C)	386,004	386,004
Total investments (Multifactor Small Cap ETF) (Cost $320,449,776) 100.1%		$356,446,708
Other assets and liabilities, net (0.1%)		(389,988)
Total net assets 100.0%		$356,056,720

MULTIFACTOR SMALL CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $2,556,349. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,198,102 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$36,647,447	$36,647,447	—	—
Austria	1,305,882	1,305,882	—	—
Belgium	4,506,996	4,506,996	—	—
Chile	571,868	571,868	—	—
Denmark	12,783,832	12,783,832	—	—
Finland	6,627,279	6,627,279	—	—
France	51,618,536	51,618,536	—	—
Germany	33,833,407	33,833,407	—	—
Hong Kong	11,459,333	11,459,333	—	—
Ireland	4,741,101	4,741,101	—	—
Israel	2,013,014	2,013,014	—	—
Italy	10,556,846	10,556,846	—	—
Japan	110,592,671	110,592,671	—	—
Luxembourg	1,627,609	1,627,609	—	—
Macau	242,218	242,218	—	—
Malaysia	290,134	290,134	—	—
Mexico	96,420	96,420	—	—
Netherlands	21,145,602	21,145,602	—	—
New Zealand	696,276	696,276	—	—
Norway	2,980,287	2,980,287	—	—
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	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Portugal	$1,225,785	$1,225,785	—	—
Singapore	8,082,503	8,082,503	—	—
Spain	13,740,087	13,740,087	—	—
Sweden	14,067,327	14,067,327	—	—
Switzerland	50,649,042	50,649,042	—	—
United Arab Emirates	98	—	$98	—
United Kingdom	71,123,159	71,123,159	—	—
United States	36,099	36,099	—	—
Preferred securities	2,890,013	2,890,013	—	—
Short-term investments	407,660	407,660	—	—
Total investments in securities	$476,558,531	$476,558,433	$98	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$30,506,015	$30,506,015	—	—
Chile	3,028,556	3,028,556	—	—
China	184,570,574	184,570,574	—	—
Hong Kong	11,316,776	11,316,776	—	—
India	137,905,941	137,804,371	—	$101,570
Indonesia	16,681,387	16,681,387	—	—
Malaysia	13,986,767	13,986,767	—	—
Mexico	21,007,662	21,007,662	—	—
Netherlands	353,101	353,101	—	—
Philippines	7,833,896	7,833,896	—	—
Poland	5,593,650	5,593,650	—	—
Russia	427,470	—	—	427,470
Saudi Arabia	23,419,906	23,419,906	—	—
South Africa	30,457,581	30,457,581	—	—
South Korea	93,090,934	93,090,934	—	—
Taiwan	112,945,307	112,945,307	—	—
Thailand	18,053,314	18,053,314	—	—
Turkey	3,411,265	3,411,265	—	—
United Kingdom	96,655	96,655	—	—
United States	1,456,542	1,456,542	—	—
Preferred securities	11,681,602	11,681,602	—	—
Short-term investments	577,063	577,063	—	—
Total investments in securities	$728,401,964	$727,872,924	—	$529,040

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$45,523,884	$45,523,884	—	—
Consumer discretionary	80,178,540	80,178,540	—	—
Consumer staples	46,602,263	46,602,263	—	—
Energy	38,662,493	38,662,493	—	—
Financials	104,476,258	104,476,258	—	—
Health care	103,234,326	103,233,133	—	$1,193
Industrials	85,676,672	85,676,672	—	—
Information technology	167,013,522	167,013,522	—	—
Materials	34,563,066	34,563,066	—	—
Real estate	24,734,453	24,734,453	—	—
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	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Utilities	$31,873,140	$31,873,140	—	—
Short-term investments	333,099	333,099	—	—
Total investments in securities	$762,871,716	$762,870,523	—	$1,193

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$96,781,353	$96,781,353	—	—
Consumer discretionary	378,208,975	378,208,975	—	—
Consumer staples	115,472,314	115,472,314	—	—
Energy	142,126,766	142,126,766	—	—
Financials	443,866,253	443,866,253	—	—
Health care	329,848,254	329,829,567	—	$18,687
Industrials	512,635,035	512,635,035	—	—
Information technology	448,370,302	448,370,302	—	—
Materials	233,728,042	233,728,042	—	—
Real estate	164,331,139	164,331,139	—	—
Utilities	166,845,441	166,845,441	—	—
Short-term investments	3,056,244	3,056,244	—	—
Total investments in securities	$3,035,270,118	$3,035,251,431	—	$18,687

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$355,737,865	$355,737,865	—	—
Short-term investments	708,843	708,843	—	—
Total investments in securities	$356,446,708	$356,446,708	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	39,285	$10,869,912	$39,232,788	$(49,711,233)	$723	$573	$80,076	—	$392,763
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	56,976	$2,767,388	$4,780,606	$(6,978,329)	$(222)	$187	$18,421	—	$569,630
Multifactor Large Cap ETF
John Hancock Collateral Trust	3,099	$468,378	$3,395,257	$(3,832,613)	$(63)	$26	$9,084	—	$30,985
Multifactor Mid Cap ETF
John Hancock Collateral Trust	19,312	$7,902,546	$56,903,251	$(64,610,111)	$(3,072)	$468	$212,341	—	$193,082
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Small Cap ETF
John Hancock Collateral Trust	32,291	$761,349	$12,482,392	$(12,920,596)	$(378)	$72	$15,905	—	$322,839
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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